================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1996
================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                               TABLE OF CONTENTS

Independent Auditors' Report............................................................     1

Statements of Investments:

     Small Company Fund.................................................................     2

     Capital Appreciation Fund..........................................................    13

     Total Return Fund..................................................................    15

     Government Bond Fund...............................................................    17

     Money Market Fund..................................................................    18

Statements of Assets and Liabilities....................................................    21

Statements of Operations................................................................    22

Statements of Changes in Net Assets.....................................................    23

Financial Highlights....................................................................    28

Notes to Financial Statements...........................................................    33

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Nationwide Separate Account Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Separate Account Trust (comprised of the Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund), as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising Nationwide Separate Account Trust as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (87.6%)
            AEROSPACE/DEFENSE (2.7%)
  20,400    AAR Corp.                         $    617,100
  10,000    Atlas Converting Equipment ORD
            (British Pounds)                       112,100
  45,300    Aviall, Inc.*                          419,025
  40,100    B E Aerospace, Inc.*                 1,087,712
  14,500    Ducommun, Inc.*                        313,563
  13,500    Gulfstream Aerospace Corp.*            327,375
  18,000    Orbital Sciences Corp.*                310,500
  29,300    Thiokol Corp, DE                     1,311,175
  16,000    Tracor, Inc.*                          340,000
                                               -----------
                                                 4,838,550
                                               -----------
            AUTO & AUTO PARTS (0.6%)
   7,600    Donaldson, Inc.                        254,600
   9,820    Garphyttan Industrier (Swedish
            Krona)                                 127,999
   5,000    Meiwa Industry Co. (Japanese
            Yen)                                    23,347
  30,000    Miller Industries, Inc.*               600,000
  20,900    Trinity Holdings ORD (British
            Pounds)                                100,870
                                               -----------
                                                 1,106,816
                                               -----------
            BANK/SAVINGS & LOAN (4.0%)
   6,000    Banco Latinoamericano de Export
            SA Class E                             304,500
   7,300    Bancorp of Hawaii, Inc.                306,600
   2,000    Bank of Iwate (Japanese Yen)           101,146
  37,700    Bank United Corp.                    1,008,475
   1,785    Charter One Financial, Inc.             74,970
  29,000    Cullen Frost Bankers, Inc.             964,250
   9,600    First Commerce Corp.                   373,200
   9,500    First Security Corp. DE                320,625
  44,600    Glendale Federal Bank Fed.
            Savings Commission*                  1,036,950
 144,000    International Bank of Asia (Hong
            Kong Dollars)                           95,877
  20,000    Reliance Bancorp, Inc.                 390,000
  13,000    St. Paul Bancorp, Inc.                 381,875
  10,000    TCF Financial Corp.                    435,000
  17,000    Texas Regal Bancshares Class A         578,000
  19,000    Tokushima Bank ORD (Japanese
            Yen)                                   150,599
  10,400    Webster Financial Corp.                382,200
   5,500    Zagrebacka Banka GDR*                  106,739
   1,700    Zions Bancorporation                   176,800
                                               -----------
                                                 7,187,806
                                               -----------
            BASIC MATERIALS (0.2%)
   3,000    Denkyosha Co. (Japanese Yen)            20,729
     410    Compagnie of Fives-Lille (French
            Francs)                                 38,644
  62,500    Futuris Corp. (Australian
            Dollars)                                85,385

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BASIC MATERIALS (CONTINUED)
  30,000    Harrisons Crosfield (British
            Pounds)                           $     67,773
  25,000    Herald Resources (Australian
            Dollars)                                18,467
   2,000    Nihon Decoluxe (Japanese Yen)           24,640
     400    Reesink & Co. CVA (Netherland
            Guilders)                               32,607
   4,000    Uehara Sei Shoji (Japanese Yen)         20,987
                                               -----------
                                                   309,232
                                               -----------
            BUILDING MATERIALS (0.7%)
  60,000    AMEC PLC (British Pounds)               94,472
   7,000    BE Semiconductor Industries
            (Netherland Guilders)*                  89,842
   5,820    Catena (Swedish Krona)                  73,304
     863    Deceuninck Plastics Industries
            SA (Belgian Francs)                    148,885
  20,000    Dylex Ltd. (Canadian Dollars)*          53,699
  39,000    Hardie (James) Industries
            (Australian Dollars)                   122,669
  24,470    Keller Group ORD (British
            Pounds)                                 76,430
   8,900    Lindab AB Class B (Swedish
            Krona)                                 110,142
   7,000    Max Co. (Japanese Yen)                 116,998
   8,000    Nissei Build Kogyo (Japanese
            Yen)                                    58,585
   4,000    P S Corp. (Japanese Yen)                66,856
   5,000    TOC (Japanese Yen)                      44,370
   3,000    Toyo Exterior Co. Ltd. (Japanese
            Yen)                                    44,456
  22,500    Unicem SPA (Italian Lira)*             146,498
                                               -----------
                                                 1,247,206
                                               -----------
            BUSINESS SERVICES (2.9%)
  14,500    ADT, Ltd.*                             331,688
  12,000    American Management Systems,
            Inc.*                                  294,000
   1,200    Assystem (French Francs)                91,407
  13,000    BISYS Group, Inc.*                     481,813
  10,500    CDI Corp.*                             297,938
   5,900    Catalina Marketing Corp.*              325,238
   6,300    Chodai Co. (Japanese Yen)              154,148
  34,900    Christies International PLC
            (British Pounds)                       138,573
   1,000    Content Beheer (Netherland
            Guilders)                               38,157
   4,200    Dainippon Shigyo (Japanese Yen)         26,777
  10,000    Daiseki Co. (Japanese Yen)             237,787
   7,400    Daisytek International Corp.*          303,400
   8,000    Decisionone Holdings Corp.*            132,000
   5,000    Iberica of Autopistas SA
            (Spanish Pesetas)                      106,669
   7,000    Kanto Biomedical Laboratory
            (Japanese Yen)                         108,555
  25,300    Leigh Interest (British Pounds)         46,764

 2              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BUSINESS SERVICES (CONTINUED)
  12,000    Meitec (Japanese Yen)             $    228,483
  11,400    Outdoor Systems, Inc.*                 320,625
   4,410    Prosegur Comp Seguredad (Spanish
            Pesetas)                                40,684
   9,700    Quick Response Services, Inc.*         276,450
  40,100    RCO Holdings (British Pounds)          150,984
  35,000    Ricardo Group (British Pounds)          67,089
  22,000    Sitel Corp.                            310,750
  60,130    Shanks & McEwan Group (British
            Pounds)                                135,840
  10,300    Universal Outdoor Holdings, Inc.       242,050
   7,500    WPP Group PLC ADR*                     322,031
                                               -----------
                                                 5,209,900
                                               -----------
            CHEMICAL & FERTILIZER (1.4%)
  27,170    Amberley Group (British Pounds)         44,175
     350    Andreae Noris Zahn (German
            Marks)                                 129,453
  12,000    BTP PLC (British Pounds)                62,844
   3,000    Borsodchem GDR                          75,162
     240    Cheminova (Danish Krone)                63,876
   6,349    Delta & Pine Land Co.                  203,168
  56,200    Giovanni Crespi (Italian Lira)         202,180
      40    Gurit - Heberlein AG Bearer
            (Swiss Francs)                          79,839
   3,000    Kaigen (Japanese Yen)                   22,486
  27,100    Lawter International, Inc.             342,138
  22,000    Lilly Industries, Inc.                 401,500
   3,000    Maezawa Kaisei Industries
            (Japanese Yen)                          84,001
  10,300    McWhorter Technologies, Inc.*          235,613
  25,500    Nylex (Malaysian Ringgit)               57,553
  10,000    Osaka Organic Chemical (Japanese
            Yen)                                   120,617
     100    Siegfried AG (Swiss Francs)             93,022
  60,000    Snia BPD SPA (Italian Lira)             61,953
   5,000    Teikoku Hormone (Japanese Yen)          56,001
     290    Tessenderlo Chemical (Belgian
            Francs)                                124,392
   4,000    Tsurumi Soda Co. (Japanese Yen)         20,677
   3,000    Werner Soderstom Class B
            (Finnish Marks)                         74,853
                                               -----------
                                                 2,555,503
                                               -----------
            COMMERCIAL SERVICES (1.9%)
  14,000    Amresco, Inc.*                         374,500
  14,060    Accustaff, Inc.*                       297,018
  12,000    Corestaff, Inc.*                       284,250
  14,000    Danka Business Systems PLC ADR         495,250
   8,900    Memco Software Ltd.*                   156,862
   9,000    Metris Companies, Inc.*                216,000
  17,000    Robert Half International, Inc.*       584,375
  15,000    Romac International*                   330,000
  15,000    SOS Staffing Services, Inc.*           157,500

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMERCIAL SERVICES (CONTINUED)
  11,000    Source Services Corp.*            $    199,375
   9,600    Sungard Data Systems, Inc.*            379,200
                                               -----------
                                                 3,474,330
                                               -----------
            COMMUNICATIONS & MEDIA (1.7%)
      70    Affichage Genuss (Swiss Francs)         29,873
     420    Bantex (Danish Krone)                   26,344
  35,000    Blagden Industries ORD (British
            Pounds)                                129,984
   2,000    Broadcasting System of Niigata
            (Japanese Yen)                          19,988
   3,700    Central Newspapers, Inc.               162,800
  13,900    Central European Media
            Enterprises Ltd.*                      441,325
  25,700    Chancellor Broadcasting Corp.
            Class A*                               610,375
  26,150    Harte-Hanks Communications, Inc.       725,662
   7,000    Independent Newspaper (New
            Zealand Dollars)                        35,116
   6,300    Metro Networks, Inc.*                  159,075
     105    Orell Fuessli Graph (Swiss
            Francs)                                 86,021
   2,500    Schibsted A/S (Norwegian Krone)         46,004
  10,000    Snyder Communications, Inc.*           270,000
   1,100    UBI Soft Entertainment (French
            Francs)                                 75,115
   4,000    Univision Communications, Inc.*        148,000
   1,620    Wegener NV (Netherland Guilders)       150,040
                                               -----------
                                                 3,115,722
                                               -----------
            COMPUTER EQUIPMENT (1.5%)
  48,600    Auspex Systems, Inc.*                  564,975
  40,200    Borland International, Inc.*           218,587
  12,100    Casino Data Systems*                    83,188
  10,500    Citrix Systems, Inc.*                  410,156
  18,500    D H Technology, Inc.*                  444,000
  11,000    Fusion Systems Corp.*                  233,750
   9,100    National Instruments Corp.*            291,200
   2,000    Network Appliance, Inc.                101,750
  29,100    Peak Technologies Group*               349,200
                                               -----------
                                                 2,696,806
                                               -----------
            COMPUTER SERVICES (1.2%)
  13,000    Computer Data Systems, Inc.*           393,250
  11,400    Computer Horizons                      438,900
  14,300    Keane, Inc.                            454,025
  15,000    National Techteam, Inc.*               300,000
  14,100    Sykes Enterprises*                     528,750
                                               -----------
                                                 2,114,925
                                               -----------
            COMPUTER SOFTWARE (2.2%)
  15,200    BMC Software, Inc.*                    628,900
  10,500    Baan Co. NV*                           364,875
   6,000    CBT Group PLC ADR*                     325,500

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMPUTER SOFTWARE (CONTINUED)
   8,000    Clarify, Inc.*                    $    384,000
  10,600    Mcafee Associates*                     466,400
  18,000    Puma Technology, Inc.*                 310,500
  12,000    Pure Atria Corp.*                      297,000
  10,200    Rational Software Corp.*               403,538
   7,000    Scopus Technology, Inc.*               325,500
   7,000    Visio Corp.*                           346,500
   4,000    Wind River Systems*                    189,500
                                               -----------
                                                 4,042,213
                                               -----------
            CONGLOMERATES (2.7%)
   1,000    Aeon Credit Service (Japanese
            Yen)                                    62,032
  10,040    Ark ASA (Norwegian Krone)               70,756
     800    Azkoyen SA (Spanish Pesetas)            98,282
   6,000    Banco De Valencia (Spanish
            Pesetas)                               116,933
  41,571    Breakwater Resources (Canadian
            Dollars)*                               79,160
  22,000    Bunka Shutter Co. Ltd. (Japanese
            Yen)                                   125,097
   4,400    CTI Engineering (Japanese Yen)          92,875
     500    Cewe Color Holdings (German
            Marks)                                 113,555
   2,000    Co-Cos Nobuoka Co. (Japanese
            Yen)                                    22,400
  37,920    Crest Packaging PLC (British
            Pounds)                                 53,216
      20    Daetwyler Holding (Swiss Francs)        32,323
      60    Disetronic Holding (Swiss
            Francs)*                               132,271
  31,000    Elec & Eltek International Co.
            Ltd. (Singapore Dollars)               117,800
   1,400    Esselte AB (Swedish Krona)              30,961
   1,800    Euro D'Extincteurs (French
            Francs)                                111,489
   6,800    Fag Kugelfischer (German Marks)         92,440
  31,310    Frontline (Swedish Krona)*             108,219
   3,000    Fujix Ltd. (Japanese Yen)               23,546
     830    GTI Holding (Netherland
            Guilders)                              104,848
     380    Galencia Holding AG (Swiss
            Francs)                                135,280
   5,700    Gerresheimer Glas AG ORD (German
            Marks)                                 123,905
 160,000    Goodwill Investment Holding
            (Hong Kong Dollars)                     69,813
     130    Huber Suhner AG (Swiss Francs)         130,707
   1,200    Huhtamaki OY (Finnish Marks)            55,717
   4,000    Industria Macchine Automatic
            (Italian Lira)                          15,653
     140    Jamo A/S (Danish Krone)*                10,917
     740    Jyske Bank (Danish Krone)               55,573
     630    Kansas Erhvervbeklaed Odense A/S
            (Danish Krone)                          44,322
  11,000    Low and Bonar ORD (British
            Pounds)                                 76,622

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONGLOMERATES (CONTINUED)
  50,700    McPhersons Ltd. (Australian
            Dollars)*                         $    140,945
   3,000    Morito Co. (Japanese Yen)               24,787
   3,000    Nokian Tyres Ltd. (Finnish
            Marks)                                  65,090
   2,200    Oyo Corp. (Japanese Yen)                95,339
  30,000    Perseverence Corp. (Australian
            Dollars)                                19,301
     230    Phoenix Meccano (Swiss Francs)         119,908
  10,000    Premdor, Inc. (Canadian
            Dollars)*                               94,119
   1,000    Puleva Union (Spanish Pesetas)*         21,526
     260    Saurer AG Arbon (Swiss Francs)         112,311
  52,000    Savage Resources (Australian
            Dollars)                                56,998
  12,000    Scandia Consult AB (Swedish
            Krona)                                  82,601
   4,120    Scandinavian Mobility
            International (Danish Krone)*           67,748
   4,000    Shaw Industries Ltd. Class A
            (Canadian Dollars)                      80,840
   8,000    Shinki Comp. Ltd. (Japanese Yen)       184,716
      65    Sig Schw Sirx (Swiss Francs)           164,110
   2,310    Sol Melia SA (Spanish Pesetas)*         82,579
   1,280    Synthelabo (French Francs)             138,127
   6,000    Takara Standard Co. (Japanese
            Yen)                                    49,884
      60    Tecan (Swiss Francs)*                   84,233
  26,000    Tecnost SPA (Italian Lira)              69,766
   7,350    Toolex Alpha NV (Netherland
            Guilders)*                              76,487
   4,000    Tsutsumi Jewelry Co. (Japanese
            Yen)                                    98,906
   2,000    Van Ommeren (KON) CVA
            (Netherland Guilders)                   90,189
  38,000    Varitronix International (Hong
            Kong Dollars)                           68,779
   2,250    Vidrala PTA (Spanish Pesetas)          155,333
  33,400    Weir Group (British Pounds)            148,622
  12,300    Westburne, Inc. (Canadian
            Dollars)*                              110,382
                                               -----------
                                                 4,810,338
                                               -----------
            CONSTRUCTION & HOUSING (1.8%)
   2,400    Alinco (Japanese Yen)                   21,091
     350    Bien-Haus AG (German Marks)             93,115
  58,000    Bryant Group (British Pounds)          134,999
  20,400    Coachmen Industries, Inc.              578,850
     200    Dyckerhoff & Widmann (German
            Marks)                                  28,421
   7,000    Gleeson (MJ) ORD (British
            Pounds)                                101,831
  79,600    Heiton Holdings PLC (Irish
            Punts)                                 129,343
     400    Hollandsche Beton (Netherland
            Guilders)                               82,766
     950    IHC Caland (Netherland Guilders)        54,209
   5,000    Japan Airport Terminal Co.
            (Japanese Yen)                          61,170

 4              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSTRUCTION & HOUSING (CONTINUED)
  10,000    Matsuo Bridge (Japanese Yen)      $     44,801
  69,930    McCarthy & Stone (British
            Pounds)                                113,698
   8,000    Nippon Denwa Shisetsu (Japanese
            Yen)                                    73,749
  15,000    Nissei Industries (Japanese Yen)       107,263
  13,500    Oakwood Homes Corp.                    308,813
  16,000    SXL Corp. (Japanese Yen)               114,414
   1,600    Svedala Industries (Swedish
            Krona)                                  27,065
   3,000    Tanabe Industries (Japanese Yen)        28,431
  18,100    Texas Industries, Inc.                 916,312
  39,150    Wilson (Connolly) (British
            Pounds)                                111,560
  14,600    Wilson Bowden (British Pounds)         117,939
                                               -----------
                                                 3,249,840
                                               -----------
            CONSUMER GOODS & SERVICES (3.7%)
  12,000    Alberto Culver Co. Class A             495,000
  19,500    Arbor Drugs, Inc.                      338,812
  10,000    Bush Industries Class A                192,500
   4,400    Chofu Seisakusho (Japanese Yen)         82,640
  14,200    Devry, Inc.*                           333,700
   3,000    Enix Corp. (Japanese Yen)               67,718
  34,000    Fisher Paykel Industries (New
            Zealand Dollars)                       133,329
  11,000    Fuji Denki Reinki ORD (Japanese
            Yen)                                   103,300
  19,000    Helen of Troy*                         418,000
  14,500    ITT Educational Services, Inc.*        335,312
   2,640    Leica Camera (German Marks)*            82,227
  15,000    Osmonics, Inc.*                        330,000
   8,000    Rinnai (Japanese Yen)                  160,593
   1,000    Sangetsu Co. (Japanese Yen)             20,849
  16,000    Sola International*                    608,000
  12,500    TCA Cable TV, Inc.                     376,562
  12,000    USA Detergents, Inc.*                  499,500
  12,500    Warnaco Group Class A                  370,312
  18,000    Watts Industries, Inc                  429,750
  12,500    Westpoint Stevens, Inc.*               373,438
  16,500    Westwood One, Inc.*                    274,313
  10,500    Wolverine World Wide, Inc.             304,500
  14,500    York Group, Inc.                       282,750
                                               -----------
                                                 6,613,105
                                               -----------
            CONTAINERS (0.6%)
  13,000    Alltrista Corp.*                       334,750
   6,900    Aptargroup, Inc.                       243,225
  11,200    Libbey, Inc.                           312,200
  13,800    Sealright Co., Inc.                    144,900
                                               -----------
                                                 1,035,075
                                               -----------
            DATA PROCESSING & REPRODUCTION (0.4%)
   9,120    Array Printers AB Class B*
            (Swedish Krona)                         86,819
   4,600    Enator AB (Swedish Krona)*             117,560
   7,200    Frontec AB (Swedish Krona)*            124,429

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            DATA PROCESSING & REPRODUCTION (CONTINUED)
   1,900    Hummingbird Communications, Inc.
            (Canadian Dollars)*               $     54,757
   9,000    Intec, Inc. (Japanese Yen)             126,389
   1,460    Tietithededas OY Class B
            (Finnish Marks)                        123,193
   1,500    WM-Data AB Class B (Swedish
            Krona)                                 129,613
                                               -----------
                                                   762,760
                                               -----------
            ELECTRICAL EQUIPMENT (0.6%)
   7,000    Chicago Miniature Lamp, Inc.*          290,500
  16,100    Continental Circuits Corp.*            173,075
  14,550    Holophane Corp.*                       276,450
  20,700    Nu Horizons Electronics Corp.*         164,306
   5,000    Seiwa Electric Manufacturing Co.
            (Japanese Yen)                          59,447
   7,100    Teradyne, Inc.*                        173,063
                                               -----------
                                                 1,136,841
                                               -----------
            ELECTRONICS (4.3%)
   1,750    Allgon AB (Swedish Krona)               42,161
     270    Batenburg Beheer (Netherland
            Guilders)                               39,024
  20,500    Black Box Corp. DE*                    845,625
 436,000    Champion Technology (Hong Kong
            Dollars)                                82,861
   5,150    Chemring Group PLC ORD (British
            Pounds)                                 24,855
     300    Cubic Modulsystem Class B
            (Danish Krone)                          24,411
   1,550    Eff Eff Fritz Fuss Gmbh & Co.
            (German Marks)                          64,872
   1,500    Electricas Reunidas de Zaragoza
            SA (Spanish Pesetas)                    59,965
     400    Eriks Holdings NV (Netherland
            Guilders)                               34,572
   5,000    Geomatec Co. (Japanese Yen)            128,802
  17,850    Glenayre Technologies, Inc.*           384,891
  11,000    Iwatsu Electric (Japanese Yen)          41,604
   4,000    Jostac (Japanese Yen)                   44,111
  18,000    Jeol (Japanese Yen)*                   104,678
  15,000    KLA Instruments Corp.*                 532,500
  15,200    Kent Electronics*                      391,400
  14,200    Macro 4 PLC (British Pounds)           117,868
  14,400    Marshall Industries*                   441,000
  14,400    Methode Electronics, Inc. Class
            A                                      291,600
   6,000    Nihon Dempa Kogyo (Japanese Yen)        97,183
   6,800    Nitto Electric Works (Japanese
            Yen)                                   114,827
  28,300    Pioneer Standard Electronics,
            Inc.                                   371,438
     980    Radiall (French Francs)                 92,558
   2,000    Riso Kagaku Corp. (Japanese Yen)       128,198
   3,000    Ryoyo Electric (Japanese Yen)           54,278
   8,100    SCI Systems, Inc.*                     361,463

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            ELECTRONICS (CONTINUED)
   1,600    Saes Getters SPA (Italian Lira)   $     24,729
  45,100    Sanderson Electronic PLC
            (British Pounds)                       114,236
   4,500    Securitas AB (Swedish Krona)           130,822
  15,900    Synopsys, Inc.*                        735,375
 786,000    Techtronic (Hong Kong Dollars)         116,860
  29,000    Tencor Instruments*                    764,875
     910    Twentsche Kabel Holdings
            (Netherland Guilders)                   47,349
   8,000    Uniphase Corp.*                        420,000
  62,000    Venture Manufacturing (Singapore
            Dollars)                               154,246
   1,500    Vossloh (German Marks)                  53,533
   8,000    Xilinx, Inc.*                          294,500
                                               -----------
                                                 7,773,270
                                               -----------
            ELECTRONICS-SEMICONDUCTOR (4.6%)
   6,300    ASM Lithography Holding NV*            313,819
   5,000    Actel Corp.                            118,750
   8,200    Altera Corp.*                          596,037
  32,800    Dallas Semiconductor Corp.             754,400
   8,000    Dupont Photomasks, Inc.*               363,000
  12,200    FSI International, Inc.*               183,000
  21,100    Maxim Integrated Products, Inc.*       912,575
  16,700    Microchip Technology, Inc.*            849,612
  19,000    Novellus Systems, Inc.*              1,029,563
  15,000    Sanmina Corp.*                         847,500
  46,000    Sierra Semiconductor Corp.*            690,000
  14,000    Sipex Corp.*                           451,500
  25,000    Vitesse Semiconductor Corp.*         1,137,500
                                               -----------
                                                 8,247,256
                                               -----------
            ENVIRONMENTAL SERVICES (0.5%)
  38,500    Allied Waste Industries, Inc.*         356,125
  18,000    USA Waste Services, Inc.*              573,750
                                               -----------
                                                   929,875
                                               -----------
            FINANCIAL SERVICES (5.1%)
   9,000    Aames Financial Corp.                  322,875
  22,000    Amerin Corp.*                          566,500
   3,000    Cap Volmac Group (Netherland
            Guilders)                               87,067
  10,000    Capital RE Corp.                       466,250
  12,000    Capmac Holdings, Inc.                  397,500
  15,200    City National Corp.                    328,700
  25,000    D&N Financial Corp.*                   418,750
  11,000    Enhance Financial Services Group       401,500
   8,500    Executive Risk, Inc.                   314,500
   8,000    First Financial Caribbean Corp.        222,000
  22,500    Hibernia Corp. Class A                 298,125
   7,000    Ichiyoshi Securities (Japanese
            Yen)                                    28,888
  10,000    Jameson Inns, Inc.                     132,500
  11,000    Liberty Corp. SC                       431,750
  40,000    Life USA Holding, Inc.*                480,000

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL SERVICES (CONTINUED)
  25,040    London Forfaiting Co. (British
            Pounds)                           $    128,564
  42,500    Moneygram Payment Systems, Inc.*       563,125
  10,000    Nac Re Corp.                           338,750
   4,650    OM Gruppen AB (Swedish Krona)          139,609
  12,000    Patriot American Hospitality,
            Inc.                                   517,500
   3,000    Promise Co. Ltd. (Japanese Yen)        147,325
  17,500    R & G Financial Corp.                  415,625
  22,900    Recordati SPA (Italian Lira)           167,175
     700    Shohkoh Fund (Japanese Yen)            151,977
   9,100    Starwood Lodging Trust                 501,638
  17,500    Terra Nova (Bermuda) Holdings          376,250
  24,000    Titan Holdings, Inc.                   396,000
  14,000    Transaction System Architects
            Class A*                               465,500
     870    Union Financiere-France Banque
            (French Francs)                         93,716
                                               -----------
                                                 9,299,659
                                               -----------
            FOOD & BEVERAGE (0.8%)
   3,000    B-R 31 Ice Cream (Japanese Yen)         26,622
   8,000    Bush Boake Allen, Inc.*                213,000
  48,400    Email ORD Ltd. (Australian
            Dollars)                               156,464
   8,000    Hokkaido Coca-Cola Bottling
            (Japanese Yen)                          98,561
  71,400    Illovo Sugar Ltd. (South African
            Rand)                                  129,751
  40,100    La Doria SPA (Italian Lira)            155,600
   2,520    Louis Dreifus Citrus (French
            Francs)                                 82,405
  19,000    Marudai Food Co. (Japanese Yen)        101,327
     250    Nordstern Lebensmittel AG
            (German Marks)                          39,095
  19,000    Shoei Foods Corp. (Japanese Yen)       102,473
  20,000    Soken Co. Ltd. (Japanese Yen)           75,816
  48,000    Thorntons PLC (British Pounds)         166,764
   5,000    Yokohama Reito (Japanese Yen)           52,124
                                               -----------
                                                 1,400,002
                                               -----------
            FOREST PRODUCTS (0.3%)
   5,000    Hokuetsu Paper Mills (Japanese
            Yen)                                    28,905
   1,700    Mayr-Melnhof Karton (Austrian
            Schillings)*                            83,122
  23,800    Meyer International (British
            Pounds)                                147,452
   2,560    Miquel Y Costas (Spanish
            Pesetas)*                               84,235
  10,000    Munksjoe AB (Swedish Krona)            101,054
  29,000    Nippon Hi-Pack Co. (Japanese
            Yen)                                   169,897
                                               -----------
                                                   614,665
                                               -----------

 6              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FURNISHINGS & APPLIANCES (0.3%)
   5,300    Kimball International, Inc.
            Class B                           $    219,288
  10,400    Rival Co.                              258,700
                                               -----------
                                                   477,988
                                               -----------
            GOLDMINES (0.2%)
 150,000    Black Hawk Mining (Canadian
            Dollars)*                               71,126
  52,000    Deelkral Gold Mines (South
            African Rand)*                          36,131
   7,700    Free State Consold. Gold Mines
            Ltd. (South African Rand)               56,383
   8,200    Harmony Gold Mining (South
            African Rand)                           67,933
   4,000    Hullas Del Coto Cortes (Spanish
            Pesetas)                                78,724
                                               -----------
                                                   310,297
                                               -----------
            HEALTHCARE (5.2%)
  26,900    Adac Labs                              642,238
  15,000    Amerisource Health Corp. Class
            A*                                     723,750
   7,600    Amersham International (British
            Pounds)                                149,581
  12,000    Bio-Rad Labs Class A*                  360,000
   8,000    Biofermin Pharmaceuticals
            (Japanese Yen)                          74,438
   8,137    Block Drug, Inc. Class A               374,302
  26,000    Cardiac Pathways Corp.*                308,750
  20,000    Cohr, Inc.*                            540,000
  14,500    Corvel Corp.*                          420,500
   2,900    Elekta Class B (Swedish Krona)         102,995
  35,900    Esaote Biomedica SPA (Italian
            Lira)*                                 113,331
   2,000    Fesil ASA (Norwegian Krone)             25,841
  25,500    Healthsource, Inc.*                    334,688
  19,900    Incontrol, Inc.*                       159,200
  18,200    Kinetic Concepts, Inc.                 222,950
  77,200    Life Sciences International
            (British Pounds)                       116,269
   7,100    Lincare Holdings, Inc.*                291,100
  45,600    London International Group PLC
            (British Pounds)                       128,769
   5,950    Mayborn Group PLC ORD (British
            Pounds)                                 20,163
  25,000    Mentor Corp. Minnesota                 737,500
  20,000    Nacional De Drogas (Mexican
            Pesos)                                  59,705
  12,200    National Surgery Centers, Inc.*        463,600
  18,500    Nellcor Puritan Bennet, Inc.*          404,687
   1,100    Neurosearch (Danish Krone)*             48,970
  25,000    Nitinol Medical Technologies,
            Inc.*                                  312,500
  12,500    Occusystems, Inc.*                     337,500
   9,400    Parexel International Corp.*           485,275
  15,000    Physician Sales & Service, Inc.*       215,625
  15,000    Physio-Control International
            Corp.*                                 337,500
   8,000    SRL (Japanese Yen)                     121,306

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            HEALTHCARE (CONTINUED)
     290    Superfos (Danish Krone)           $     36,625
   8,700    Sybron International Corp.*            287,100
   8,000    Toa Medical Electronics
            (Japanese Yen)                         130,266
  18,000    VWR Scientific Products, Inc.*         301,500
                                               -----------
                                                 9,388,524
                                               -----------
            INDUSTRIAL MFG. & PROCESSING (0.2%)
  13,700    Waters Corp.*                          416,138
                                               -----------
            INDUSTRIAL MISC. (1.6%)
 156,000    ASM Pacific Technology (Hong
            Kong Dollars)                          121,010
  11,400    Apogee Enterprises                     453,150
  32,000    BMC Industries, Inc. Minnesota       1,008,000
  11,900    Brady WH Co.                           293,038
  48,600    Carraro SPA (Italian Lira)             223,742
     810    Ecia (French Francs)                   124,958
   9,000    Pentair, Inc.                          290,250
   1,485    Semperit AG Holdings (Austrian
            Schillings)                             73,979
     800    Sylea (French Francs)                   87,560
   1,000    Tenryu Saw Manufacturing Co.
            (Japanese Yen)                          19,643
   6,490    Varlen Corp.                           133,451
                                               -----------
                                                 2,828,781
                                               -----------
            INSURANCE (1.8%)
   9,000    CMAC Investment Corp.                  330,750
   7,000    Conseco, Inc.                          446,250
   1,100    E.W. Blanch Holdings Co.                22,138
  14,000    Everest Reinsurance Holdings,
            Inc.                                   402,500
   4,300    FBL Financial Group, Inc.              106,962
  10,000    Frontier Insurance Group               382,500
  22,000    Heath (C.E.) PLC (British
            Pounds)                                 32,004
  12,000    IBEX Technologies (Canadian
            Dollars)*                               49,904
  38,390    Lloyds Thomson PLC                     124,835
   9,100    MMI Companies, Inc.                    293,475
  31,000    New Cap Reinsurance Corp.
            (Australian Dollars)*                   71,406
  40,000    Presidential Life Corp.                482,500
  11,700    W.R. Berkley Corp.                     593,775
                                               -----------
                                                 3,338,999
                                               -----------
            LEISURE/ENTERTAINMENT (0.7%)
  13,000    First Capital Corp. (Singapore
            Dollars)                                39,219
   3,100    H I S Co. Ltd. (Japanese Yen)          149,565
     816    Infogrames Entertainment (French
            Francs)*                                94,177
  64,110    Kunick PLC (British Pounds)             28,528
  10,000    Premier Parks, Inc.*                   321,250
  14,000    Regal Cinemas, Inc.*                   430,500

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            LEISURE/ENTERTAINMENT (CONTINUED)
   7,000    Shingakukai Co. Ltd. (Japanese
            Yen)                              $     45,231
   6,000    VBH Holding AG (German Marks)          133,541
 110,000    Yue Yuen Industrial Holdings Co.
            (Hong Kong Dollars)                     41,953
                                               -----------
                                                 1,283,964
                                               -----------
            LODGING (1.0%)
  10,900    Doubletree Corp.*                      490,500
   6,000    Marcus Corp.                           127,500
  46,700    Prime Hospitality Corp.*               753,038
  18,000    Wyndham Hotel Corp.*                   443,250
                                               -----------
                                                 1,814,288
                                               -----------
            MACHINERY & CAPITAL GOODS (1.5%)
  12,100    Alamo Group, Inc.                      207,213
  10,000    Daiwa House Industry Co. Ltd.
            (Japanese Yen)                          79,176
  10,600    Dionex Corp.*                          371,000
   7,000    IDEX Corp.                             279,125
  11,000    Kaydon Corp.                           518,375
   7,500    Lincoln Electric Co. Class A           226,875
  13,600    Stewart & Stevenson Services,
            Inc.                                   396,100
  17,100    Wolverine Tube Co.*                    602,775
                                               -----------
                                                 2,680,639
                                               -----------
            MACHINERY & ENGINEERING (1.1%)
   6,000    Asahi Diamond Industrial
            (Japanese Yen)                          54,277
   6,090    Carclo Engineering Group ORD
            (British Pounds)                        21,366
   3,500    Cardo AB (Swedish Krona)                96,880
 122,000    Chen Hsong ORD (Hong Kong
            Dollars)                                74,131
     400    DMW Corp. (Japanese Yen)                21,022
   1,000    Duerr Beteiligungs AG (German
            Marks)                                  31,601
  18,000    FKI PLC (British Pounds)                62,536
   2,000    Glory (Japanese Yen)                    46,696
     550    Hoek's Machine (Netherland
            Guilders)                               52,148
   1,200    Hoganas AB (Swedish Krona)              42,004
   3,000    Koito Industries (Japanese Yen)         25,330
   1,500    KCI Konecranes International
            (Finnish Marks)*                        47,190
   6,400    Laird Group ORD (British Pounds)        43,484
     360    Le Carbone Lorraine (French
            Francs)                                 68,002
 114,000    MacMahon Holdings (Australian
            Dollars)                               101,414
     820    Manitou (French Francs)                 89,907
  11,700    McKechnie ORD (British Pounds)         110,632
  11,000    Nippon Cable System (Japanese
            Yen)                                    97,614

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & ENGINEERING (CONTINUED)
  10,000    Odawara Engineering (Japanese
            Yen)                              $    104,247
   5,600    Oiles Corp. (Japanese Yen)             167,899
   7,000    Ricoh Elemex (Japanese Yen)             97,700
  31,000    Scapa Group (British Pounds)           130,250
  96,200    Senior Engineering Group
            (British Pounds)                       177,813
   7,000    Siddons Ramset (Australian
            Dollars)                                37,252
  20,000    Sodick (Japanese Yen)*                 165,417
     600    Va Technologie AG (Austrian
            Schillings)                             94,073
                                               -----------
                                                 2,060,885
                                               -----------
            MATERIALS & PROCESSING (2.6%)
  15,000    Applied Extrusion Technologies,
            Inc.*                                  157,500
  22,000    CFC International, Inc.*               247,500
  11,000    Cambrex Corp.                          360,250
  25,000    Chirex, Inc.*                          300,000
  22,000    Crompton & Knowles Corp.*              423,500
  10,500    Culligan Water Technologies,
            Inc.*                                  425,250
  19,500    Geon Corp.                             382,688
  20,000    Hexcel Corp.*                          325,000
  35,000    International Specialty
            Products, Inc.*                        428,750
  14,800    OM Group, Inc.                         399,600
  22,000    Rock-Tenn Co. Class A                  434,500
  55,000    Strategic Distribution, Inc.*          433,125
  25,000    Synthetic Industries*                  406,250
                                               -----------
                                                 4,723,913
                                               -----------
            METALS/MINING (0.2%)
  14,500    Pittston Brink's Group                 391,500
                                               -----------
            METAL PRODUCT & FABRICATION (0.7%)
  13,600    Cook (William) PLC ORD (British
            Pounds)                                 82,629
  30,000    Croesus Mining (Australian
            Dollars)                                19,539
  13,860    Falck Acciaierie Ferriere Lomb
            (Italian Lira)                          55,376
  11,000    Itoki Crebio Corp. (Japanese
            Yen)                                    73,163
  15,000    Oregon Metallurgical Corp.*            483,750
   3,000    Osaka Steel Co. Ltd. (Japanese
            Yen)                                    40,062
  69,600    Portman Mining Ltd. (Australian
            Dollars)                               130,465
   4,800    Titanium Metals Corp.*                 157,800
  62,580    Tubacex SA (Spanish Pesetas)           106,325
   2,200    Von Roll (Swiss Francs)*                37,522
                                               -----------
                                                 1,186,631
                                               -----------

 8              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            OFFICE EQUIPMENT (0.4%)
   9,000    Miller (Herman), Inc.*            $    509,625
  10,700    Viking Office Products, Inc.*          285,556
                                               -----------
                                                   795,181
                                               -----------
            OIL & GAS/ENERGY (9.6%)
  16,414    Avgold Ltd. (South African
            Rand)*                                  38,601
   6,700    Barrett Resources Corp.*               285,587
   1,300    Blom ASA (Norwegian Krone)              36,545
  14,900    Brown (Tom), Inc.*                     311,037
   4,000    Cairn Energy USA, Inc.*                 40,000
   7,000    Caltex Australia Ltd.
            (Australian Dollars)                    25,798
   6,500    Camco International, Inc.              299,812
  13,800    Chieftain International, Inc.*         358,800
   4,400    Cliffs Drilling Co.*                   278,300
   7,000    Cooper Cameron Corp.*                  535,500
  22,500    Dailey Petroleum Services, Inc.*       236,250
  24,700    Dawson Production Services,
            Inc.*                                  382,850
  14,300    Dreco Energy Service Ltd. Class
            A*                                     523,738
  11,500    Drilex International, Inc.*            138,000
   7,000    Energy Ventures, Inc.*                 356,125
   4,000    Ensco International, Inc.*             194,000
  11,900    Falcon Drilling, Inc.*                 467,075
  19,000    Flores & Rucks, Inc.*                1,011,750
   7,600    Forcenergy, Inc.*                      275,500
  43,000    Global Industries, Ltd.*               800,875
   7,600    Global Marine, Inc.*                   156,750
  52,500    Gulf Canada Resources Ltd. ORD*        387,188
   5,000    Lukoil Holdings ADR                    224,626
  16,500    Marine Drilling Companies, Inc.*       324,844
   6,300    Mosenergo ADR 144A**                   190,890
  59,200    Nabors Industries, Inc.*             1,139,600
  12,700    National-Oilwell, Inc.*                390,525
   5,000    Noble Affiliates, Inc.                 239,375
  12,500    Nuevo Energy Co.*                      650,000
  28,300    Oceaneering International, Inc.*       449,263
  23,200    Offshore Logistics, Inc.*              449,500
  14,800    Petroleum Geo Services ADR*            577,200
  64,400    Pride Petroleum Services, Inc.*      1,497,300
  16,100    Production Operators Corp.             748,650
  10,000    Saipem (Italian Lira)                   45,906
  12,000    Seitel, Inc.*                          480,000
  15,900    Smith International, Inc.*             713,513
  12,000    Stone Energy Corp.*                    358,500
  42,400    Texas Meridian Resources Corp.*        726,100
  55,200    Titan Exploration, Inc.*               662,400
  15,000    Tuboscope Vetco International
            Corp.*                                 232,500
   5,000    Veritas DGC, Inc.                       92,500
                                               -----------
                                                17,333,273
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            PHARMACEUTICALS (1.0%)
   5,500    Agouron Pharmaceuticals, Inc.*    $    372,625
  11,000    Dura Pharmaceuticals, Inc.*            525,250
  11,100    Gilead Sciences, Inc.*                 277,500
  14,800    Ligand Pharmaceuticals, Inc.
            Class B*                               220,150
  18,000    Regeneron Pharmaceuticals, Inc.*       290,250
   6,200    United Drug (Irish Punts)               34,106
  16,000    Yoshitomi Pharmaceutical
            Industries (Japanese Yen)              126,544
                                               -----------
                                                 1,846,425
                                               -----------
            PRODUCER DURABLES (1.8%)
  48,000    Accent Color Sciences, Inc.*           408,000
  20,000    Allied Products Corp. DE               595,000
  20,000    Avondale Industries, Inc.*             430,000
  40,000    Aztec Manufacturing Co.*               335,000
  21,000    Halter Marine Group, Inc.*             288,750
  23,000    Rohr, Inc.*                            520,375
  24,000    Special Devices, Inc.*                 426,000
  24,500    Titan Wheel International, Inc.        312,375
                                               -----------
                                                 3,315,500
                                               -----------
            PUBLISHING (0.5%)
   7,100    Houghton Mifflin Co.                   402,037
   9,333    Pulitzer Publishing Co.                432,818
                                               -----------
                                                   834,855
                                               -----------
            REAL ESTATE (0.6%)
  13,600    Bradford Property Trust PLC ORD
            (British Pounds)                        61,681
  18,000    Cesar Co. (Japanese Yen)                93,823
 100,000    Grand Hotel Holdings Class A
            (Hong Kong Dollars)                     42,017
  39,200    Great Portland Estates (British
            Pounds)                                140,886
  18,600    NHP, Inc.*                             288,300
  44,820    Regalian Properties New ORD
            (British Pounds)***                     24,930
 235,940    Regalian Properties (British
            Pounds)                                135,273
  99,000    TBI PLC (British Pounds)               127,075
  14,500    United Dominion Realty Trust           224,750
                                               -----------
                                                 1,138,735
                                               -----------
            RESTAURANTS (0.6%)
   5,000    Boston Chicken, Inc.*                  179,375
  25,000    PJ America, Inc.*                      450,000
  14,300    Planet Hollywood International,
            Inc. Class A*                          282,425
   5,400    Starbucks Corp.*                       154,575
                                               -----------
                                                 1,066,375
                                               -----------

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RETAIL STORES (2.5%)
  14,400    99 Cents Only Stores*             $    235,800
  13,600    Borders Group, Inc.*                   487,900
 165,000    Budgens PLC (British Pounds)           124,251
  11,250    Consolidated Products Co.*             144,844
   7,875    Consolidated Stores Corp.*             253,969
   2,000    Daiichi Corp. (Japanese Yen)            40,320
   3,000    Dennys Japan Co. Ltd. (Japanese
            Yen)                                    91,497
  12,000    Dollar Tree Stores, Inc.*              459,000
   6,300    Fast Retailing Co. (Japanese
            Yen)                                   161,204
   5,100    Groupe Zannier (French Francs)         114,975
   4,000    Jeans Mate Corp. (Japanese Yen)        103,386
  12,000    Just For Feet, Inc.                    315,000
   5,200    Kohls Corp.*                           204,100
   6,000    Matsuyadenki Co. (Japanese Yen)         56,345
  11,550    Monro Muffler Brake, Inc.*             187,688
  10,600    Payless Shoesource, Inc.*              397,500
  15,200    Petsmart, Inc.*                        332,500
  13,000    Schultz Sav-o Stores, Inc.             182,000
  12,000    Stage Stores, Inc.*                    219,000
  13,500    Steinmart, Inc.*                       273,375
  10,000    Wild Oats Markets, Inc.*               185,000
                                               -----------
                                                 4,569,654
                                               -----------
            RETAILING & DISTRIBUTORS (0.3%)
  37,200    ISA International PLC (British
            Pounds)                                151,525
  14,050    Richfood Holdings, Inc.                340,712
                                               -----------
                                                   492,237
                                               -----------
            TECHNOLOGY (2.4%)
   5,200    Analysis International Corp.           146,900
  22,700    CACI International, Inc. Class
            A*                                     476,700
  10,500    Inacom Corp.*                          420,000
  29,200    Reynolds & Reynolds Co. Class A        759,200
  40,000    Simulation Sciences, Inc.*             595,000
  18,000    VLSI Technology*                       429,750
  20,000    Vanstar Corp.*                         490,000
  10,000    Viasoft, Inc.*                         472,500
   7,000    Viisage Technology, Inc.*              101,500
  20,000    Xircom, Inc.*                          435,000
                                               -----------
                                                 4,326,550
                                               -----------
            TELECOMMUNICATIONS (0.4%)
   8,000    Brooks Fiber Properties, Inc.*         204,000
  12,500    Intermedia Communications of
            Florida, Inc.*                         321,875
   9,300    McLeod, Inc.*                          237,150
                                               -----------
                                                   763,025
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            TELECOMMUNICATION EQUIPMENT (1.2%)
   6,300    Advanced Fibre Communications*    $    350,440
   8,000    Aspect Telecommunications Corp.*       508,000
   5,000    Digital Microwave Corp.                139,375
  12,000    MFS Communications Co., Inc.*          654,000
  15,900    Paging Network, Inc.*                  242,475
   3,000    Tonichi Cable Ltd. (Japanese
            Yen)                                    25,071
  13,100    West Technologies Corp.                298,025
                                               -----------
                                                 2,217,386
                                               -----------
            TEXTILE/APPAREL (0.8%)
     420    Bazar de l'Hotel de Ville
            (French Francs)                         35,862
   1,000    Carli Gry International (Danish
            Krone)*                                 47,806
   2,000    Charle Co. (Japanese Yen)               22,400
     429    Devanlay SA (French Francs)             40,848
     100    Etienne Aigner AG (German Marks)        47,693
      36    Gerry Weber AG (German Marks)            1,425
  33,000    Gunze (Japanese Yen)                   170,871
   4,000    Isamu Paint Co., Ltd. (Japanese
            Yen)                                    24,123
  85,900    Just Jeans Holdings Ltd.
            (Australian Dollars)                   126,223
  11,600    Nautica Enterprises, Inc.*             292,900
   6,550    Pagnossin SPA (Italian Lira)            24,210
   3,000    Sotoh Co. Ltd. (Japanese Yen)           28,690
  11,200    St. John Knits, Inc.                   487,200
   9,000    Tokyo Style (Japanese Yen)             125,614
                                               -----------
                                                 1,475,865
                                               -----------
            TOBACCO & GROCERY (0.3%)
  16,100    First Brands Corp.                     456,837
  19,300    Hardys & Hanson PLC (British
            Pounds)                                 92,487
                                               -----------
                                                   549,324
                                               -----------
            TRANSPORTATION (0.6%)
 102,000    Aerodata Holdings (Australian
            Dollars)                                86,688
   4,540    Business Post PLC (British
            Pounds)                                 36,907
   6,000    FCC Co. Ltd. (Japanese Yen)            162,833
   5,000    Isewan Terminal Services
            (Japanese Yen)                          26,406
     200    Leonische Drahtwerke (German
            Marks)                                  60,606
  15,000    Midwest Express Holdings, Inc.*        540,000
   8,280    Tamro-Yhtyma OY (Finnish Marks)         55,152
   4,000    Tokyo Kisen (Japanese Yen)              24,123
                                               -----------
                                                   992,715
                                               -----------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            UTILITIES (0.3%)
  20,000    Calpine Corp.*                    $    400,000
  11,680    Grupo Duro-Felguer SA (Spanish
            Pesetas)                               118,978
   1,650    Nera ASA (Norwegian Krone)              71,320
                                               -----------
                                                   590,298
                                               -----------
            WHOLESALE & INTERNATIONAL TRADE (0.8%)
  51,000    Alexon Group ORD (British
            Pounds)                                154,493
   1,600    Bioblock Scientific (French
            Francs)                                104,642
  65,000    Burns Philip Co. (Australian
            Dollars)                               115,647
   1,280    But SA (French Francs)                  75,096
   4,000    Circle K Japan Co. (Japanese
            Yen)                                   172,310
     350    D'ieteren Trading (Belgian
            Francs)                                 72,062
   8,300    Dahl International (Swedish
            Krona)*                                174,436
  49,000    Dickson Concept International
            (Hong Kong Dollars)                    183,713
   4,000    Econosto (Netherland Guilders)          75,389
   8,200    Joyfull Co. (Japanese Yen)             115,155
   5,000    Marukyo Corp. (Japanese Yen)            65,909
  29,700    The Body Shop International
            (British Pounds)                       101,660
                                               -----------
                                                 1,410,512
                                               -----------
            TOTAL COMMON STOCK                 158,392,152
                                               -----------
            (cost $144,041,456)

            PREFERRED STOCK (0.2%)
            CONSTRUCTION & HOUSING (0.0%)
     250    Hans Einhell NV (German Marks)          32,444
                                               -----------
            FOOD & BEVERAGE (0.1%)
   1,800    Berentzen Gruppe AG (German
            Marks)                                  67,744
     250    WMF (Wuertt Metallw) AG (German
            Marks)                                  42,015
                                               -----------
                                                   109,759
                                               -----------
            TEXTILE & APPAREL (0.1%)
   2,556    Gerry Weber International AG
            (German Marks)                         104,489
                                               -----------
            TOTAL PREFERRED STOCK                  246,692
                                               -----------
            (cost $267,722)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RIGHTS (0.0%)
   6,200    United Drugs Rights (Irish
            Punts)                            $      3,147
                                               -----------
            (cost $2,762)

            WARRANTS (0.0%)
   3,000    Haw Par Brothers (Singapore
            Dollars)                                 2,981
                                               -----------
            (cost $3,341)














PRINCIPAL               ---------
                        ---------
            SHORT-TERM DEBT (3.9%)
$5,291,000  Merrill Lynch & Co., Inc.
            6.60%, due 01/02/97               $  5,288,968
1,830,000   J.P. Morgan & Co., Inc.
            5.35%, due 01/02/97                  1,829,297
                                              ------------
            TOTAL SHORT-TERM DEBT                7,118,265
                                              ------------
            (cost $7,119,758)

            U.S. GOVERNMENT OBLIGATIONS (1.5%)
2,796,000   U.S. Treasury Bills, 4.87%
            through 5.01%, due 01/09/97
            through 03/13/97                     2,773,164
                                              ------------
            (cost $2,772,648)

            REPURCHASE AGREEMENTS (9.4%)
14,212,000  Fifth Third Bank,
            5.00%, due 01/02/97,
            Collateralized by $14,448,000
            FHLMC Pool #G10452, 7.00%, due
            02/01/11, market value
            $14,497,672                         14,212,000
                                              ------------
2,831,000   Goldman Sachs,
            6.05% due 01/02/97,
            Collateralized by $2,720,000
            U.S. Treasury Note, 8.875%, due
            11/15/98, market value
            $2,890,000                           2,831,000
                                              ------------
            TOTAL REPURCHASE AGREEMENTS         17,043,000
                                              ------------
            (cost $17,043,000)
            TOTAL INVESTMENTS                 $185,579,401
                                              ============
            (cost $171,250,687)

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS

                                               Contract Value       Market Value
Currency Sold:                                    (U.S. $)            (U.S. $)         (Depreciation)       Delivery Date
--------------                                 --------------       ------------       --------------       -------------
French Francs                                     $217,436            $219,582             ($2,146)             1/2/97
Italian Lira                                        33,209              33,395                (186)             1/2/97
                                                  --------            --------              ------
  Total currency sold                             $250,645            $252,977             ($2,332)
                                                  ========            ========              ======
Payable for currency contracts sold                                                        ($2,332)
                                                                                            ======

                       SUMMARY OF INVESTMENTS BY CURRENCY

                                          % OF PORTFOLIO
United States Dollars                                84.64
Japanese Yen                                          4.55
British Pounds                                        2.72
Swedish Krona                                         1.00
French Francs                                         0.84
German Marks                                          0.72
Australian Dollars                                    0.71
Italian Lira                                          0.69
Swiss Francs                                          0.67
Spanish Pesetas                                       0.58
Netherland Guilders                                   0.57
Hong Kong Dollars                                     0.48

                                          % OF PORTFOLIO
Canadian Dollars                                      0.32
Danish Krone                                          0.23
Finnish Marks                                         0.23
Belgian Francs                                        0.19
South African Rand                                    0.18
Singapore Dollars                                     0.17
Austrian Schillings                                   0.14
Norwegian Krone                                       0.13
Irish Punts                                           0.09
New Zealand Dollars                                   0.09
Mexican Pesos                                         0.03
Malaysian Ringgit                                     0.03

------------------------------------------------------

  * Denotes a non-income producing security.

 ** Represents a security registered uner Rule 144-A, which limits the resale to certain qualified buyers.

*** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost of investments for Federal income tax purposes: $171,909,218.

The abbreviations in the above statement stand for the following:

   AB        Aktiebolag (Swedish stock company)
   ADR       American Depository Receipt
   AG        Aktiengesellschaft (West German stock company)
   A/S       Limited
   ASA       Limited
   CVA       Class A Convertible
   FHLMC     Federal Home Loan Mortgage Corporation
   GDR       Global Depository Receipt
   KON       Koninklijke
   NV        Naamloze Vennootschap (Dutch corporation)
   ORD       Ordinary Depository Receipt
   OY        Limited
   PLC       (British) Public Limited Company
   PTA       Pesetas
   SA        Societe Anonyme (French corporation)
   SA        Sociedad Anonima (Spanish corporation)
   SPA       Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 12              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             COMMON STOCK (94.3%)
             BROADCASTING (0.2%)
     1,980   TCI Satellite Entertainment,
             Inc.*                           $     19,552
     4,125   Tele-Communications Liberty
             Media Group A*                       117,820
    19,800   Tele-Communications, Inc.,
             Class A*                             258,638
                                              -----------
                                                  396,010
                                              -----------
             BUILDING (3.0%)
    66,800   Martin Marietta Materials,
             Inc.                               1,553,100
    39,100   Masco Corp.                        1,407,600
    24,100   Pulte Corp.                          741,075
    44,200   Vulcan Materials Company           2,690,675
                                              -----------
                                                6,392,450
                                              -----------
             CHEMICALS (12.1%)
    63,600   Georgia Gulf Corp.                 1,709,250
    26,100   Gelman Sciences, Inc.*               848,250
   245,400   Millipore Corp.                   10,153,425
    62,100   Morton International, Inc.         2,530,575
   107,400   OM Group, Inc.                     2,899,800
   157,300   Pall Corp.                         4,011,150
    43,610   Raychem Corp.                      3,494,251
                                              -----------
                                               25,646,701
                                              -----------
             COMPUTER EQUIPMENT (3.9%)
    54,300   International Business
             Machines                           8,199,300
                                              -----------
             CONGLOMERATES (5.3%)
   244,300   Corning, Inc.                     11,298,875
                                              -----------
             DRUGS (13.8%)
   244,900   Allergan, Inc.                     8,724,563
    19,400   American Home Products Corp.       1,137,325
    20,000   Pfizer, Inc.                       1,657,500
   141,100   Schering-Plough Corp.              9,136,225
   113,800   Warner-Lambert Company             8,535,000
                                              -----------
                                               29,190,613
                                              -----------
             ELECTRICAL EQUIPMENT (1.5%)
   103,400   Black & Decker Corp.               3,114,925
                                              -----------
             ELECTRONICS (1.6%)
    87,800   AMP, Inc.                          3,369,325
                                              -----------
             ENTERTAINMENT (1.4%)
    42,177   Walt Disney Company                2,936,574
                                              -----------
             FINANCIAL--BANKS (5.7%)
    10,000   Bancorp Hawaii, Inc.                 420,000
    10,000   Bank of NY Company, Inc.             337,500
    36,000   Barnett Banks, Inc.                1,480,500
    30,240   Charter One Financial, Inc.        1,270,080
     7,300   CoreStates Financial Corp.           378,687

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             FINANCIAL--BANKS (CONTINUED)
    55,100   Mellon Bank Corp.               $  3,912,100
    92,834   U.S. Bank Corp.                    4,171,728
                                              -----------
                                               11,970,595
                                              -----------
             FINANCIAL--INSURANCE (4.9%)
    62,600   Chubb Corp.                        3,364,750
   173,200   Horace Mann Educators Corp.        6,992,950
                                              -----------
                                               10,357,700
                                              -----------
             FINANCIAL--MISCELLANEOUS (3.4%)
   205,400   First USA, Inc.                    7,111,975
                                              -----------
             FOOD & BEVERAGE (11.3%)
    40,800   Anheuser-Busch Companies, Inc.     1,632,000
   273,500   Morningstar Group Inc.*            5,367,437
   253,500   PepsiCo, Inc.                      7,414,875
   108,333   Ralcorp Holdings, Inc.*            2,288,535
    97,600   Ralston-Ralston Purina Group       7,161,400
                                              -----------
                                               23,864,247
                                              -----------
             FURNITURE/HOME APPLIANCE (0.6%)
    61,500   Singer Co. N.V., The               1,376,063
                                              -----------
             HOSPITAL SUPPLY (4.2%)
    40,000   Nellcor Puritan*                     875,000
   187,400   St. Jude Medical*                  7,987,925
                                              -----------
                                                8,862,925
                                              -----------
             HOUSEHOLD--PRODUCTS (1.7%)
    55,400   Avon Products, Inc.                3,164,725
     5,600   Gillette Company                     435,400
                                              -----------
                                                3,600,125
                                              -----------
             MACHINERY & CAPITAL GOODS (0.1%)
    33,800   Johnstown America Industries,
             Inc.*                                147,875
                                              -----------
             OIL & GAS (6.2%)
    93,800   Texaco, Inc.                       9,204,125
    96,800   Unocal Corp.                       3,932,500
                                              -----------
                                               13,136,625
                                              -----------
             PAPER & FOREST PRODUCTS (0.4%)
    24,600   Bowater, Inc.                        925,575
                                              -----------
             PRINTING & PUBLISHING (9.1%)
    19,799   A.C. Nielsen Corp.                   299,460
   127,200   American Greetings Corp.
             Class A                            3,609,300
   274,400   Cognizant Corp.                    9,055,200
    59,400   Dun & Bradstreet Corp.             1,410,750
     3,900   Gannett Company, Inc.                292,012
    65,900   Gibson Greetings, Inc.*            1,293,287

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             PRINTING & PUBLISHING (CONTINUED)
    27,100   Tribune Company                 $  2,137,513
     3,400   Washington Post Co. Class B        1,139,425
                                              -----------
                                               19,236,947
                                              -----------
             RETAIL (1.2%)
    20,000   Albertson's, Inc.                    712,500
    80,900   Wal-Mart Stores, Inc.              1,850,588
                                              -----------
                                                2,563,088
                                              -----------
             TELECOMMUNICATIONS (1.9%)
    12,000   Airtouch Communications, Inc.        303,000
   111,800   MCI Communications Corp.           3,654,463
                                              -----------
                                                3,957,463
                                              -----------
             TOYS (0.8%)
    61,835   Mattel, Inc.                       1,715,921
                                              -----------
             TOTAL COMMON STOCK               199,371,897
                                              -----------
             (cost $159,563,921)
---------
PRINCIPAL
---------
             CONVERTIBLE DEBT (0.3%)
             MACHINERY (0.3%)
$1,029,000   Consorcio G Grupo Dina, 8.00%,
             08/08/04 (cost $956,985)             649,556
                                              -----------
             COMMERCIAL PAPER (3.2%)
             BANKS (0.4%)
   827,000   Banc One Corp., 6.15%, due
             01/09/97                             825,678
                                              -----------
             BROKER--DEALERS (1.8%)
   604,000   Dean Witter Discover & Co.,
             5.32%, due 01/06/97                  603,334
 3,109,000   Goldman Sachs Group, 5.58%,
             due 01/07/97                       3,105,045
                                              -----------
                                                3,708,379
                                              -----------

------------------------------------------------------
PRINCIPAL               SECURITY                VALUE
------------------------------------------------------
             ELECTRIC UTILITIES (0.2%)
$  374,000   National Rural Utilities,
             5.31%, due 01/03/97             $    373,787
                                              -----------
             FINANCIAL--BANKS (0.8%)
 1,330,000   Bear Stearns Co., Inc., 5.55%,
             due 01/06/97                       1,328,534
   418,000   Merrill Lynch & Co., 5.62%,
             due 01/21/97                         416,580
                                              -----------
                                                1,745,114
                                              -----------
             TOTAL COMMERCIAL PAPER             6,652,958
                                              -----------
             (cost $6,655,091)

             REPURCHASE AGREEMENT (2.2%)
 4,710,036   MBS Tri Party, 6.60%, due
             01/02/97, Collateralized by
             $4,805,000 GNMA 2 M008911AR,
             5.50%, due 07/20/26, market
             value $4,783,099                   4,710,036
                                              -----------
             (cost $4,710,036)
             TOTAL INVESTMENTS               $211,384,447
                                             ============
             (cost $171,886,033)

------------------------------------------------------
* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
        GNMA   Government National Mortgage Association

Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

 14              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              COMMON STOCK (92.5%)
              AEROSPACE/DEFENSE (1.0%)
    108,400   The Boeing Co.                $   11,531,050

              AUTO & AUTO PARTS (5.9%)
    350,000   Chrysler Corp.                    11,550,000
    490,000   Ford Motor Co.                    15,618,750
    622,600   Genuine Parts Co.                 27,705,700
    266,400   Magna International, Inc.         14,851,800
                                              ------------
                                                69,726,250
                                              ------------
              BUSINESS SERVICES (1.8%)
  1,039,250   (The) Olsten Corp.                15,718,656
    153,200   Cognizant Corp.                    5,055,600
                                              ------------
                                                20,774,256
                                              ------------
              CABLE (1.6%)
  1,052,000   Comcast Corp. Class A             18,738,750
                                              ------------
              CHEMICALS (5.4%)
    110,000   Air Products & Chemicals           7,603,750
    400,500   Crompton & Knowles Corp.           7,709,625
    236,200   Du Pont (E.I.) De Nemours &
              Co.                               22,291,375
     99,000   Eastman Chemical Co.               5,469,750
    268,400   Lawter International, Inc.         3,388,550
    446,000   Monsanto Co.                      17,338,250
                                              ------------
                                                63,801,300
                                              ------------
              COMPUTER EQUIPMENT (5.1%)
    200,000   Hewlett-Packard Co.               10,050,000
    250,000   International Business
              Machines                          37,750,000
    257,419   Lucent Technologies, Inc.         11,905,629
                                              ------------
                                                59,705,629
                                              ------------
              COMPUTER SOFTWARE & SERVICES (1.2%)
    340,000   Electronic Data Systems           14,705,000
                                              ------------
              CONGLOMERATE (5.9%)
    200,000   EG&G, Inc.                         4,025,000
    100,000   Eastman Kodak Co.                  8,025,000
    305,300   Honeywell, Inc.                   20,073,475
    556,000   Philips Electronics N.V.          22,240,000
    153,900   Premark International, Inc.        3,424,275
    200,000   Rockwell International Corp.      12,175,000
                                              ------------
                                                69,962,750
                                              ------------
              CONSUMER GOODS (0.7%)
    153,900   Tupperware Corp.                   8,252,888
                                              ------------
              DRUGS (8.0%)
    400,000   Allergan, Inc.                    14,250,000
     90,000   Bristol-Meyers Squibb Co.          9,787,500
    400,000   Glaxo Wellcome PLC ADR            12,700,000

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              DRUGS (CONTINUED)
     80,000   Schering-Plough Corp.         $    5,180,000
    700,000   Warner-Lambert Co.                52,500,000
                                              ------------
                                                94,417,500
                                              ------------
              ELECTRONICS (0.2%)
    177,000   Woodhead Industries, Inc.          2,433,750

              FINANCIAL (14.7%)
    600,000   Allstate Corp.                    34,725,000
    130,000   Bankers Trust NY                  11,212,500
    607,752   Bear Stearns Company, Inc.        16,941,087
    325,000   Chubb Corp.                       17,468,750
  1,478,100   Equitable Companies, Inc.         36,398,212
    132,400   Mellon Bank Corp.                  9,400,400
    350,000   Merrill Lynch & Co., Inc.         28,525,000
    140,000   Morgan J.P. & Co., Inc            13,667,500
    100,000   Morgan Stanley Group, Inc.         5,712,500
                                              ------------
                                               174,050,949
                                              ------------
              FOOD & BEVERAGE (7.4%)
    176,700   Grand Metropolitan ADR             5,588,138
  2,000,000   Grand Metropolitan PLC            15,709,600
    283,500   Heinz (H.J) Co.                   10,135,125
    100,100   International Flavor &
              Fragrance, Inc.                    4,504,500
    500,000   PepsiCo, Inc.                     14,625,000
    303,000   Ralston-Ralston Purina            22,232,625
    335,000   Seagram Co., Ltd.                 12,981,250
     54,100   Universal Foods Corp.              1,907,025
                                              ------------
                                                87,683,263
                                              ------------
              FOOD--GRAIN & AGRICULTURE (1.7%)
    891,984   Archer-Daniels-Midland Co.        19,623,648

              HEALTHCARE SERVICES (2.4%)
    683,400   Columbia/HCA Healthcare
              Corp.                             27,848,550

              MACHINERY & CAPITAL GOODS (1.5%)
    155,000   Cooper Industries, Inc.            6,529,375
     50,000   Deere & Company                    2,031,250
     60,000   Emerson Electric Co.               5,805,000
     50,000   Nordson Corp.                      3,187,500
                                              ------------
                                                17,553,125
                                              ------------
              OIL & GAS (15.2%)
    370,000   Amoco Corp.                       29,785,000
    230,000   Exxon Corp.                       22,540,000
    458,900   Mobil Corp.                       56,100,525
    110,000   Royal Dutch Petroleum Co.         18,782,500
    225,000   Texaco, Inc.                      22,078,125
    600,000   The Williams Companies, Inc.      22,500,000
    263,460   Union Pacific Resources
              Group, Inc.                        7,706,205
                                              ------------
                                               179,492,355
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              PAPER AND FOREST PRODUCTS (0.1%)
     62,400   Glatfelter (P.H.) Co.         $    1,123,200
                                            --------------
              POLLUTION CONTROL (1.0%)
    350,000   WMX Technologies, Inc.            11,418,750
                                            --------------
              PRINTING & PUBLISHING (1.0%)
    153,200   Dun & Bradstreet Corp.             3,638,500
    217,600   Reader's Digest Assoc.,
              Inc., Class B                      7,888,000
                                            --------------
                                                11,526,500
                                            --------------
              RETAIL (0.1%)
     56,800   Supervalu, Inc.                    1,611,700
                                            --------------
              TELECOMMUNICATIONS (9.6%)
    692,100   360 Communications Co.*           16,004,812
    794,300   AT & T Corp.                      34,552,050
    700,000   MCI Communications Corp.          22,881,250
  1,004,300   Sprint Corp.                      40,046,462
                                            --------------
                                               113,484,574
                                            --------------
              TRANSPORTATION (1.0%)
    193,000   Union Pacific Corp.               11,604,125
                                            --------------
              TOTAL COMMON STOCK             1,091,069,862
                                            --------------
              (cost $791,645,511)

 ---------
 PRINCIPAL
 ---------
              U.S. GOVERNMENT AGENCY (6.3%)
$22,760,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.21%
              through 5.36%, due 2/03/97
              through 4/01/97                   22,559,490
 52,220,000   Federal National Mortgage
              Association, Discount Notes,
              5.20% through 5.46%, due
              1/23/97 through 4/29/97           51,597,866
                                              ------------
              TOTAL U.S. GOVERNMENT AGENCY      74,157,356
                                              ------------
              (cost $74,161,880)
  ------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
  ------------------------------------------------------
              U.S. TREASURY BILLS (0.7%)
$ 8,375,000   5.04% through 5.31%, due
              3/06/97 through 8/21/97
              (cost $8,191,817)             $    8,192,415
                                            --------------
              REPURCHASE AGREEMENT (0.4%)
  5,231,951   MBS Tri Party, 6.60%, due
              1/02/97, Collateralized by
              $5,390,000 GNMA 2 M008911AR,
              5.50%, due 07/20/26, market
              value $5,339,372                   5,231,951
                                            --------------
              (cost $5,231,951)
              TOTAL INVESTMENTS             $1,178,651,584
                                            ==============
              (cost $879,231,159)

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

The abbreviations in the above statement stand for the following:
          ADR   American Depository Receipt
          PLC   Public Limited Company
          GNMA  Government National Mortgage Association

See accompanying notes to financial statements.

 16              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (34.4%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$ 9,036,000   Series 1132-J, 8.00%,
              due 08/15/06                   $  9,388,522
 13,000,000   Series 1344-D, 6.00%,
              due 08/15/07                     12,110,280
 20,000,000   Series 1415-N, 6.75%,
              due 11/15/07                     19,867,800
  9,454,271   Series 31-E, 7.55%,
              due 05/15/20                      9,536,334
 10,000,000   Series 94-E, 8.95%,
              due 11/15/20                     10,029,140
 10,000,000   Series 1102-H, 8.875%,
              due 06/15/21                     10,734,930
 14,715,163   Series 1143-Z, 7.50%,
              due 10/15/21                     14,616,380
  3,022,412   Series 190-D, 9.20%,
              due 10/15/21                      3,126,994

              FEDERAL NATIONAL MORTGAGE ASSOCIATION,
              REMIC
  3,034,320   Series 68-E, 8.35%,
              due 10/25/03                      3,049,128
  7,849,998   Series 100-M, 5.50%,
              due 09/25/01                      7,689,623
  5,000,000   Series 34-E, 9.85%,
              due 08/25/14                      5,110,215
  2,002,678   Series 25-B, 9.25%,
              due 10/25/18                      2,102,038
 14,000,000   Series 16-D, 9.00%,
              due 03/25/20                     14,540,260
  8,846,037   Series 81-Z, 8.50%,
              due 04/25/20                      9,386,812
  6,204,751   Series 67-Z, 9.00%,
              due 06/25/22                      6,507,902
  3,729,426   Series 73-A, 8.00%,
              due 07/25/21                      3,806,413
 17,000,000   Series 203- PJ, 6.50%,
              due 10/25/23                     16,601,860
                                              -----------
              TOTAL MORTGAGE-BACKED
              SECURITIES                      158,204,631
                                              -----------
              (cost $155,462,837)

              U. S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (52.4%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, due 03/21/01              12,003,900

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION
$38,000,000   6.81%, due 03/11/04            $ 37,721,954
 26,000,000   7.445%, due 04/14/04             26,354,926
 10,000,000   7.54%, due 05/03/04              10,209,850

              FEDERAL NATIONAL MORTGAGE ASSOCIATION
 22,000,000   8.25%, due 10/12/04              22,927,850
 21,000,000   7.26%, due 10/05/05              20,938,155
 12,310,000   7.58%, due 04/26/06              12,454,557

              PRIVATE EXPORT FUNDING CORPORATION
 30,000,000   6.86%, due 04/30/04              30,521,880

              RESOLUTION FUNDING CORPORATION, STRIPS
 54,000,000   0.00%, due 04/15/06              29,403,486
 25,000,000   0.00%, due 04/15/08              11,811,975
 58,000,000   0.00%, due 07/15/13              18,592,422
 40,000,000   0.00%, due 07/15/20               7,735,160
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS    240,676,115
                                             ------------
              (cost $235,133,219)

REPURCHASE AGREEMENT (12.3%)
 56,674,000   UBS Securities,
              6.25%, due 01/02/97,
              Collateralized by $45,207,000
              U.S. Treasury Notes, 8.875%,
              due 02/15/19,
              market value $57,808,451         56,674,000
                                             ------------
              (cost $56,674,000)
              TOTAL INVESTMENTS              $455,554,746
                                             ============
              (cost $447,270,056)

------------------------------------------------------

The abbreviations in the above statement stand for the following:

          REMIC Real Estate Mortgage Investment Conduit

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (5.6%)
$ 1,200,000   British Columbia, Providence
              of, 5.80%, due 01/22/97        $  1,195,940
  3,000,000   British Columbia, Providence
              of, 5.60%, due 02/11/97           2,980,867
  2,968,000   British Columbia, Providence
              of, 5.28%, due 02/03/97           2,953,635
  3,000,000   British Columbia, Providence
              of, 5.38%, due 01/30/97           2,986,998
  7,000,000   British Columbia, Providence
              of, 5.50%, due 02/10/97           6,957,222
 12,000,000   Canadian Wheat Board, 5.32%,
              due 02/18/97                     11,914,880
  9,850,000   Canadian Wheat Board, 5.26%,
              due 02/18/97                      9,780,919
  6,000,000   Canadian Wheat Board, 5.40%,
              due 03/19/97                      5,930,700
  7,834,000   Export Development, 5.58%,
              due 01/03/97                      7,831,572
  2,200,000   Export Development, 5.70%,
              due 01/03/97                      2,199,303
                                             ------------
              TOTAL CANADIAN GOVERNMENT
              OBLIGATIONS                      54,732,036
                                             ------------
              (cost $54,732,036)

              COMMERCIAL PAPER (91.8%)
              AGRICULTURE/FINANCE (3.0%)
  9,688,000   John Deere Capital, 5.38%,
              due 01/21/97                      9,659,044
 12,000,000   John Deere Capital, 5.32%,
              due 02/07/97                     11,934,387
  8,000,000   John Deere Capital, 5.42%,
              due 01/16/97                      7,981,933
                                             ------------
                                               29,575,364
                                             ------------
              AUTO/FINANCE (1.5%)
  6,112,000   Ford Motor Credit Co., 5.34%,
              due 01/10/97                      6,103,840
  1,863,000   Ford Motor Credit Co., 5.32%,
              due 01/10/97                      1,860,522
  7,000,000   Ford Motor Credit Co., 5.31%,
              due 01/22/97                      6,978,318
                                             ------------
                                               14,942,680
                                             ------------
              BANKS (11.8%)
 10,000,000   Banc One Corp., 5.32%, due
              02/14/97                          9,934,978
  9,000,000   Banc One Corp., 5.30%, due
              01/14/97                          8,982,775
 10,000,000   Banc One Corp., 5.30%, due
              01/10/97                          9,986,750
 10,000,000   CoreStates Capital Corp.,
              5.32%, due 01/28/97               9,960,100
 15,000,000   Morgan (J.P.) & Co., 5.39%,
              due 01/13/97                     14,973,050
  8,000,000   Morgan (J.P.) & Co., 5.40%,
              due 03/25/97                      7,900,400

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              BANKS (CONTINUED)
$ 7,000,000   Morgan (J.P.) & Co., 5.34%,
              due 02/11/97                   $  6,957,428
 12,000,000   National City Credit Corp.,
              5.29%, due 03/14/97              11,873,040
 14,000,000   National City Credit Corp.,
              5.39%, due 01/24/97              13,951,789
  2,000,000   National City Credit Corp.,
              5.30%, due 01/10/97               1,997,350
 19,915,000   Norwest Corp., 5.35%, due
              02/06/97                         19,808,455
                                             ------------
                                              116,326,115
                                             ------------
              BROKER-DEALERS (15.4%)
  5,000,000   Bear Stearns Company, 5.43%,
              due 01/17/97                      4,987,934
 10,000,000   Bear Stearns Company, 5.33%,
              due 02/06/97                      9,946,700
 10,000,000   Bear Stearns Company, 5.30%,
              due 04/01/97                      9,867,500
  5,000,000   Bear Stearns Company, 5.33%,
              due 03/14/97                      4,946,700
  2,670,000   Dean Witter Discover, 5.31%,
              due 01/31/97                      2,658,185
  5,000,000   Dean Witter Discover, 5.31%,
              due 01/08/97                      4,994,838
  7,850,000   Dean Witter Discover, 5.28%,
              due 02/28/97                      7,783,223
 15,000,000   Dean Witter Discover, 5.40%,
              due 01/15/97                     14,968,500
 10,000,000   Goldman Sachs Group, 5.43%,
              due 01/14/97                      9,980,392
  3,800,000   Goldman Sachs Group, 5.65%,
              due 01/02/97                      3,799,404
 10,000,000   Goldman Sachs Group, 5.31%,
              due 03/21/97                      9,883,475
  6,000,000   Goldman Sachs Group, 5.43%,
              due 01/13/97                      5,989,140
  5,000,000   Goldman Sachs Group, 5.42%,
              due 01/24/97                      4,982,686
 10,000,000   Merrill Lynch & Co., 5.33%,
              due 01/24/97                      9,965,947
  8,000,000   Merrill Lynch & Co., 5.44%,
              due 01/21/97                      7,975,822
  5,000,000   Merrill Lynch & Co., 5.33%,
              due 02/14/97                      4,967,428
 10,000,000   Morgan Stanley Group, 5.34%,
              due 03/20/97                      9,884,300
  4,000,000   Morgan Stanley Group, 5.45%,
              due 03/20/97                      3,952,766
 10,000,000   Smith Barney, Inc., 5.32%,
              due 01/09/97                      9,988,178
 10,000,000   Smith Barney, Inc., 5.45%,
              due 01/09/97                      9,987,889
                                             ------------
                                              151,511,007
                                             ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CHEMICALS (7.4%)
$ 5,000,000   Great Lakes Chemical, 5.45%,
              due 03/31/97                   $  4,932,632
  5,000,000   Great Lakes Chemical, 5.37%,
              due 01/17/97                      4,988,067
  1,857,000   Great Lakes Chemical, 5.40%,
              due 01/10/97                      1,854,493
  6,000,000   Great Lakes Chemical, 5.42%,
              due 02/28/97                      5,947,607
  5,000,000   Great Lakes Chemical, 5.50%,
              due 01/27/97                      4,980,139
 11,405,000   Great Lakes Chemical, 5.40%,
              due 01/22/97                     11,369,074
  7,500,000   Monsanto Co., 5.32%,
              due 01/13/97                      7,486,700
  4,000,000   PPG Industries, 5.50%,
              due 02/24/97                      3,967,000
  9,000,000   PPG Industries, 5.40%,
              due 02/20/97                      8,932,500
 10,854,000   PPG Industries, 5.35%,
              due 01/13/97                     10,834,644
  7,385,000   PPG Industries, 5.35%,
              due 02/20/97                      7,330,125
                                             ------------
                                               72,622,981
                                             ------------
              CONSUMER SALES FINANCE (12.3%)
 14,000,000   American Express Credit Corp,
              5.33%, due 01/23/97              13,954,400
 10,000,000   American Express Credit Corp,
              5.45%, due 02/24/97               9,918,250
 15,000,000   Associates Corp. of N.A.,
              5.43%,
              due 01/17/97                     14,963,800
  5,000,000   Avco Financial Services,
              Inc., 5.34%, due 01/09/97         4,994,067
  7,000,000   Avco Financial Services,
              Inc., 5.29%, due 02/25/97         6,943,426
  4,854,000   Avco Financial Services,
              Inc., 5.40%, due 01/17/97         4,842,350
 10,000,000   Avco Financial Services,
              Inc., 5.47%, due 02/12/97         9,936,183
  3,000,000   Avco Financial Services,
              Inc., 5.30%, due 01/28/97         2,988,075
 10,675,000   Beneficial Corp., 5.42%,
              due 02/21/97                     10,593,034
  5,000,000   Beneficial Corp., 5.38%,
              due 01/24/97                      4,982,814
  5,000,000   Beneficial Corp., 5.47%,
              due 02/24/97                      4,958,975
 10,000,000   Beneficial Corp., 5.31%,
              due 01/14/97                      9,980,825
 12,000,000   Commercial Credit Co., 5.35%,
              due 02/03/97                     11,941,150
  3,000,000   Norwest Financial, Inc.,
              5.31%,
              due 01/27/97                      2,988,495
  7,000,000   Norwest Financial, Inc.,
              5.40%,
              due 01/23/97                      6,976,900
                                             ------------
                                              120,962,744
                                             ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CORPORATE CREDIT UNIONS (1.6%)
$15,252,000   U.S. Central Credit Union,
              5.30%, due 01/16/97            $ 15,218,318
                                             ------------
              DIVERSIFIED FINANCE (3.0%)
  1,700,000   GE Capital Corp., 5.30%, due
              01/16/97                          1,696,246
  1,900,000   GE Capital Corp., 5.30%, due
              03/03/97                          1,882,937
  5,000,000   GE Capital Corp., 5.31%, due
              05/08/97                          4,906,338
  5,000,000   GE Capital Corp., 5.35%, due
              05/12/97                          4,902,660
  5,000,000   GE Capital Corp., 5.30%, due
              01/13/97                          4,991,166
  6,000,000   GE Capital Corp., 5.37%, due
              04/24/97                          5,898,865
  5,000,000   GE Capital Corp., 5.46%, due
              03/24/97                          4,937,816
                                             ------------
                                               29,216,028
                                             ------------
              ENTERTAINMENT (0.5%)
  5,000,000   Walt Disney Company, 5.45%,
              due 03/10/97                      4,948,527
                                             ------------
              FINANCIAL SERVICES/ELECTRIC UTILITY (3.0%)
 10,000,000   Natural Rural Utilities,
              5.31%,
              due 01/06/97                      9,992,625
  5,000,000   Natural Rural Utilities,
              5.31%,
              due 01/07/97                      4,995,575
  5,000,000   Natural Rural Utilities,
              5.30%,
              due 01/24/97                      4,983,069
 10,000,000   Natural Rural Utilities,
              5.32%,
              due 03/04/97                      9,908,378
                                             ------------
                                               29,879,647
                                             ------------
              FOOD & BEVERAGE (4.8%)
  7,220,000   CPC International, Inc.,
              5.31%,
              due 01/17/97                      7,202,961
  8,000,000   Campbell Soup Co., 5.39%,
              due 02/26/97                      7,932,924
 12,000,000   Heinz ("HJ") Company, 5.37%,
              due 01/24/97                     11,958,830
  6,500,000   Heinz ("HJ") Company, 5.42%,
              due 01/29/97                      6,472,599
  5,890,000   Heinz ("HJ") Company, 5.40%,
              due 03/03/97                      5,836,107
  5,000,000   Heinz ("HJ") Company, 5.65%,
              due 02/07/97                      4,970,965
  3,000,000   Heinz ("HJ") Company, 5.40%,
              due 01/28/97                      2,987,850
                                             ------------
                                               47,362,236
                                             ------------
              HEAVY EQUIPMENT FINANCE (2.5%)
 16,000,000   Caterpillar Financial
              Services, 5.35%, due 01/02/97    15,997,622
  9,000,000   Caterpillar Financial
              Services, 5.30%, due 01/28/97     8,964,225
                                             ------------
                                               24,961,847
                                             ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              HOUSEWARES (2.3%)
$ 1,000,000   Rubbermaid, Inc., 5.32%,
              due 01/03/97                   $    999,705
 12,000,000   Rubbermaid, Inc., 6.58%,
              due 01/06/97                     11,989,032
 10,000,000   Rubbermaid, Inc., 5.35%,
              due 03/18/97                      9,887,056
                                             ------------
                                               22,875,793
                                             ------------
              INSURANCE (6.8%)
    273,000   AIG Funding, Inc., 5.35%,
              due 01/31/97                        271,783
  4,985,000   AIG Funding, Inc., 5.53%,
              due 01/31/97                      4,962,027
  3,415,000   AIG Funding, Inc., 5.45%,
              due 01/31/97                      3,399,490
  7,000,000   MetLife Funding, Inc., 5.32%,
              due 02/04/97                      6,964,829
  4,000,000   MetLife Funding, Inc., 5.37%,
              due 01/21/97                      3,988,067
 12,000,000   MetLife Funding, Inc., 5.32%,
              due 02/12/97                     11,925,520
  5,201,000   MetLife Funding, Inc., 5.30%,
              due 01/17/97                      5,188,749
 10,000,000   Old Republic Capital Corp.,
              5.32%, due 03/06/97               9,905,421
  8,128,000   Old Republic Capital Corp.,
              5.33%, due 03/06/97               8,050,983
  8,700,000   Old Republic Capital Corp.,
              5.55%, due 01/07/97               8,691,953
  3,000,000   Old Republic Capital Corp.,
              5.33%, due 04/09/97               2,956,472
                                             ------------
                                               66,305,294
                                             ------------
              OFFICE EQUIPMENT AND SUPPLIES (1.3%)
  5,910,000   Pitney Bowes Credit, 5.58%,
              due 02/18/97                      5,866,030
  7,000,000   Pitney Bowes Credit Corp.,
              5.42%, due 02/24/97               6,943,090
                                             ------------
                                               12,809,120
                                             ------------
              OIL & GAS (0.6%)
  6,000,000   Koch Industries, Inc., 6.55%,
              due 01/02/97                      5,998,908
                                             ------------
              OIL & GAS: EQUIPMENT & SERVICES (2.8%)
 10,000,000   Chevron Transport Corp.,
              5.32%,
              due 01/15/97                      9,979,310
  5,000,000   Chevron Transport Corp.,
              5.43%,
              due 01/10/97                      4,993,213
 12,000,000   Chevron Transport, Corp.,
              5.32%,
              due 01/08/97                     11,987,587
                                             ------------
                                               26,960,110
                                             ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PACKAGING/CONTAINERS (2.2%)
$ 4,500,000   Bemis Co., Inc, 5.43%,
              due 02/13/97                   $  4,470,814
  7,375,000   Bemis Co., Inc, 5.40%,
              due 01/14/97                      7,360,619
 10,000,000   Bemis Co., Inc, 5.45%,
              due 01/23/97                      9,966,694
                                             ------------
                                               21,798,127
                                             ------------
              PAPER AND FOREST PRODUCTS (3.0%)
 10,000,000   Sonoco Products Co., 5.30%,
              due 01/07/97                      9,991,166
  9,770,000   Sonoco Products Co., 5.35%,
              due 01/14/97                      9,751,125
 10,000,000   Sonoco Products Co., 5.42%,
              due 01/14/97                      9,980,428
                                             ------------
                                               29,722,719
                                             ------------
              PHARMACEUTICALS/PERSONAL CARE (4.0%)
 10,000,000   Glaxo Wellcome, 5.31%,
              due 01/22/97                      9,969,025
 15,000,000   Pfizer Inc., 5.40%, due
              04/02/97                         14,795,250
 15,000,000   Pfizer Inc., 5.30%, due
              03/12/97                         14,845,417
                                             ------------
                                               39,609,692
                                             ------------
              PREMIUM FINANCE (1.0%)
 10,000,000   A.I. Credit Corp., 5.30%,
              due 01/16/97                      9,977,917
                                             ------------
              PRINTING & PUBLISHING (1.0%)
  9,740,000   Donnelley (RR) & Sons, 6.85%,
              due 01/02/97                      9,738,147
                                             ------------
              TOTAL COMMERCIAL PAPER          903,323,321
                                             ------------
              (cost $903,323,321)

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (2.6%)
  6,000,000   U.S. Treasury Bill, 5.26%,
              due 04/03/97                      5,919,347
 20,000,000   FNMA Floating Note, 5.13%*,
              due 06/20/97                     19,992,362
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS               25,911,709
                                             ------------
              (cost $25,911,709)
              TOTAL INVESTMENTS              $983,967,066
                                             ============
              (cost $983,967,066)

------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
          FNMA Federal National Mortgage Association.

Portfolio holding percentages represent value as a percentage of net assets.

*Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1996.
See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                SMALL        CAPITAL
                                               COMPANY     APPRECIATION   TOTAL RETURN    GOVERNMENT    MONEY MARKET
                                                 FUND          FUND           FUND        BOND FUND         FUND
                                             ------------  ------------  --------------  ------------  --------------
ASSETS
  Investments in securities, at value
    (cost $154,207,687, $167,175,997,
    $873,999,208, $390,596,056, and
    $983,967,066, respectively)              $168,536,401  $206,674,411  $1,173,419,633  $398,880,746  $  983,967,066
  Repurchase agreements (cost $17,043,000,
    $4,710,036, $5,231,951, and $56,674,000,
    respectively)                              17,043,000     4,710,036       5,231,951    56,674,000              --
                                             ------------  ------------  --------------  ------------  --------------
    Total investments                         185,579,401   211,384,447   1,178,651,584   455,554,746     983,967,066
  Cash                                            249,665            --          30,322           719          18,617
  Accrued interest and dividends receivable        94,696       180,742       1,671,546     3,818,073          32,317
  Withholding tax reclaim receivable               13,809            --          27,872            --              --
  Receivable for investment securities sold       878,803            --              --        76,130              --
  Deferred organization expenses                    6,950            --              --            --              --
                                             ------------  ------------  --------------  ------------  --------------
    Total assets                              186,823,324   211,565,189   1,180,381,324   459,449,668     984,018,000
                                             ------------  ------------  --------------  ------------  --------------
LIABILITIES
  Cash overdraft                                       --           433              --            --              --
  Payable for foreign currency contracts            2,332            --              --            --              --
  Payable for investment securities
    purchased                                   5,792,005            --              --            --              --
  Accrued management fees                         145,247        86,707         492,287       194,536         410,454
  Other accrued expenses                           44,031         4,226          13,252         8,282          78,868
                                             ------------  ------------  --------------  ------------  --------------
    Total liabilities                           5,983,615        91,366         505,539       202,818         489,322
                                             ------------  ------------  --------------  ------------  --------------
NET ASSETS                                   $180,839,709  $211,473,823  $1,179,875,785  $459,246,850  $  983,528,678
                                             ============  ============  ==============  ============  ==============
REPRESENTED BY:
  Capital                                    $167,495,493  $171,959,795  $  880,403,344  $455,280,050  $  983,535,282
  Net unrealized appreciation on investments
    and translation of assets and
    liabilities in foreign currencies          14,323,871    39,498,414     299,420,425     8,284,690              --
  Undistributed net realized loss from
    investments and foreign currency
    transactions                                       --            --              --    (4,334,590)         (6,604)
  Distributions in excess of net realized
    gains from investments and foreign
    currency transactions                        (963,415)           --              --            --              --
  Undistributed (distributions in excess of)
    net investment income                         (16,240)       15,614          52,016        16,700              --
                                             ------------  ------------  --------------  ------------  --------------
NET ASSETS                                   $180,839,709  $211,473,823  $1,179,875,785  $459,246,850  $  983,528,678
                                             ============  ============  ==============  ============  ==============
Shares outstanding (unlimited number of
  shares authorized)                           13,017,812    12,986,552      88,894,070    41,581,018     983,538,556
                                             ============  ============  ==============  ============  ==============
NET ASSET VALUE, offering and redemption
  price per share                            $      13.89  $      16.28  $        13.27  $      11.04  $         1.00
                                             ============  ============  ==============  ============  ==============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                  SMALL        CAPITAL
                                 COMPANY     APPRECIATION   TOTAL RETURN    GOVERNMENT    MONEY MARKET
                                  FUND           FUND           FUND        BOND FUND         FUND
                               -----------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                     $   739,901   $    561,758   $  4,885,900   $ 29,989,045   $49,804,088
  Dividends                        827,293      2,250,264     19,471,950             --            --
  Less foreign tax withheld        (35,499)            --       (149,119)            --            --
                               -----------    -----------   ------------   ------------   -----------
     Total income                1,531,695      2,812,022     24,208,731     29,989,045    49,804,088
                               -----------    -----------   ------------   ------------   -----------
EXPENSES:
  Investment management fees       851,352        684,932      4,851,676      2,225,962     4,518,925
  Custodian fees                   107,000         22,000         27,000         16,500        55,812
  Professional services              7,683          4,419         34,697         14,739        36,394
  Trustees fees and expenses           103            194          1,436            685         1,328
  Other                             52,016          7,322         26,241          8,590        24,019
                               -----------    -----------   ------------   ------------   -----------
     Total expenses              1,018,154        718,867      4,941,050      2,266,476     4,636,478
                               -----------    -----------   ------------   ------------   -----------
NET INVESTMENT INCOME          $   513,541   $  2,093,155   $ 19,267,681   $ 27,722,569   $45,167,610
                               ===========    ===========   ============   ============   ===========
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign
     currency transactions     $   (10,875)  $  6,083,507   $ 44,581,276   $  4,438,322   $      (740)
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and
     translation of assets
     and liabilities in
     foreign currencies         12,814,687     24,469,916    132,964,864    (17,097,130)           --
                               -----------    -----------   ------------   ------------   -----------
     Net realized and
       unrealized gain (loss)
       on investments and
       translation of assets
       and liabilities in
       foreign currencies       12,803,812     30,553,423    177,546,140    (12,658,808)         (740)
                               -----------    -----------   ------------   ------------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS    $13,317,353   $ 32,646,578   $196,813,821   $ 15,063,761   $45,166,870
                               ===========    ===========   ============   ============   ===========

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         SMALL COMPANY FUND
                                                                 ---------------------------------
                                                                                    PERIOD FROM
                                                                                 OCTOBER 23, 1995
                                                                                 (COMMENCEMENT OF
                                                                  YEAR ENDED    OPERATIONS) THROUGH
                                                                 DECEMBER 31,      DECEMBER 31,
                                                                     1996              1995
                                                                 ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                          $    513,541       $    28,283
  Net realized loss on investments and foreign currencies             (10,875)         (103,052)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                    12,814,687         1,509,184
                                                                 ------------       -----------
     Net increase in net assets resulting from operations          13,317,353         1,434,415
                                                                 ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (467,602)          (25,860)
  In excess of net realized gain from investment
     transactions and foreign currency transactions                  (914,090)               --
  Tax return of capital                                               (58,538)
                                                                 ------------       -----------
     Decrease in net assets from distributions to
       shareholders                                                (1,440,230)          (25,860)
                                                                 ------------       -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                233,069,667        18,935,596
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                  1,440,231            25,860
  Cost of shares redeemed                                         (82,702,784)       (3,214,539)
                                                                 ------------       -----------
     Net increase in net assets derived from capital share
       transactions                                               151,807,114        15,746,917
                                                                 ------------       -----------
NET INCREASE IN NET ASSETS                                        163,684,237        17,155,472
NET ASSETS -- BEGINNING OF PERIOD                                  17,155,472                --
                                                                 ------------       -----------
NET ASSETS -- END OF PERIOD                                      $180,839,709       $17,155,472
                                                                 ============       ===========
Undistributed net realized loss on investments and foreign
  currency transactions included in net assets at end of
  period                                                         $         --       $  (103,052)
                                                                 ============       ===========
Distributions in excess of net realized gain on investments
  and foreign currency transactions included in net assets
  at end of period                                               $   (963,415)      $        --
                                                                 ============       ===========
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period                 $    (16,240)      $     2,423
                                                                 ============       ===========
SHARE ACTIVITY:
  Shares sold                                                      17,796,626         1,796,171
  Reinvestment of distributions                                       104,562             2,265
  Shares redeemed                                                  (6,385,454)         (296,358)
                                                                 ------------       -----------
Net increase in number of shares                                   11,515,734         1,502,078
                                                                 ============       ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     CAPITAL APPRECIATION FUND
                                                                    ---------------------------
                                                                     YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        1996           1995
                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                             $  2,093,155   $  1,232,936
  Net realized gain on investments                                     6,083,507      2,523,674
  Net change in unrealized appreciation on investments                24,469,916     13,171,765
                                                                    ------------   ------------
     Net increase in net assets resulting from operations             32,646,578     16,928,375
                                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (2,097,320)    (1,213,046)
  Net realized gain on investments                                    (6,083,507)    (2,302,021)
  In excess of net realized gain on investments                               --         (1,329)
                                                                    ------------   ------------
     Decrease in net assets from distributions to shareholders        (8,180,827)    (3,516,396)
                                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   188,489,438     26,980,755
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                     8,180,827      3,863,870
  Cost of shares redeemed                                            (90,899,204)   (23,461,693)
                                                                    ------------   ------------
     Net increase in net assets derived from capital share
      transactions                                                   105,771,061      7,382,932
                                                                    ------------   ------------
NET INCREASE IN NET ASSETS                                           130,236,812     20,794,911
NET ASSETS -- BEGINNING OF PERIOD                                     81,237,011     60,442,100
                                                                    ------------   ------------
NET ASSETS -- END OF PERIOD                                         $211,473,823   $ 81,237,011
                                                                    ============   ============
Undistributed net realized gain on investments included in net
  assets at end of period                                           $         --   $         --
                                                                    ============   ============
Distributions in excess of net realized gains on investments
  included in net assets at end of period                           $         --   $         --
                                                                    ============   ============
Undistributed net investment income included in net assets at end
  of period                                                         $     15,614   $     19,779
                                                                    ============   ============
SHARE ACTIVITY:
  Shares sold                                                         12,564,846      2,172,400
  Reinvestment of distributions                                          511,125        299,746
  Shares redeemed                                                     (6,117,513)    (1,977,044)
                                                                    ------------   ------------
Net increase in number of shares                                       6,958,458        495,102
                                                                    ============   ============

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        TOTAL RETURN FUND
                                                                  -----------------------------
                                                                    YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,
                                                                       1996            1995
                                                                  --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                           $   19,267,681   $ 19,348,385
  Net realized gain on investments                                    44,581,276     42,991,075
  Net change in unrealized appreciation on investments               132,964,864    108,350,477
                                                                  --------------   ------------
     Net increase in net assets resulting from operations            196,813,821    170,689,937
                                                                  --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (19,350,083)   (19,011,213)
  Net realized gain on investments                                   (44,581,276)   (42,991,075)
  In excess of net realized gain on investments                                -       (227,335)
                                                                  --------------   ------------
     Decrease in net assets from distributions to
       shareholders                                                  (63,931,359)   (62,229,623)
                                                                  --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   234,350,587    145,723,309
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                    63,931,358     79,264,509
  Cost of shares redeemed                                            (66,253,094)   (53,304,608)
                                                                  --------------   ------------
     Net increase in net assets derived from capital share
       transactions                                                  232,028,851    171,683,210
                                                                  --------------   ------------
NET INCREASE IN NET ASSETS                                           364,911,313    280,143,524
NET ASSETS -- BEGINNING OF PERIOD                                    814,964,472    534,820,948
                                                                  --------------   ------------
NET ASSETS -- END OF PERIOD                                       $1,179,875,785   $814,964,472
                                                                  ==============   ============
Undistributed net realized loss on investments included in
  net assets at end of period                                     $           --   $         --
                                                                  ==============   ============
Undistributed net investment income included in net assets
  at end of period                                                $       52,016   $    134,418
                                                                  ==============   ============
SHARE ACTIVITY:
  Shares sold                                                         18,641,347     13,111,420
  Reinvestment of distributions                                        4,890,401      7,198,362
  Shares redeemed                                                     (5,275,955)    (4,821,628)
                                                                  --------------   ------------
Net increase in number of shares                                      18,255,793     15,488,154
                                                                  ==============   ============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       GOVERNMENT BOND FUND
                                                                   ----------------------------
                                                                    YEAR ENDED     YEAR ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       1996           1995
                                                                   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                            $ 27,722,569   $  26,950,345
  Net realized gain on investments                                    4,438,322         813,537
  Net change in unrealized appreciation (depreciation) on
     investments                                                    (17,097,130)     43,487,386
                                                                   ------------   -------------
     Net increase in net assets resulting from operations            15,063,761      71,251,268
                                                                   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME            (27,750,527)    (26,924,228)
                                                                   ------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   80,750,210      90,606,931
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                   27,750,527      33,834,038
  Cost of shares redeemed                                           (90,583,178)   (106,004,873)
                                                                   ------------   -------------
     Net increase in net assets derived from capital share
       transactions                                                  17,917,559      18,436,096
                                                                   ------------   -------------
NET INCREASE IN NET ASSETS                                            5,230,793      62,763,136
NET ASSETS -- BEGINNING OF PERIOD                                   454,016,057     391,252,921
                                                                   ------------   -------------
NET ASSETS -- END OF PERIOD                                        $459,246,850   $ 454,016,057
                                                                   ============   =============
Undistributed net realized loss on investments included in
  net assets at end of period                                      $ (4,334,590)  $  (8,772,912)
                                                                   ============   =============
Undistributed net investment income included in net assets
  at end of period                                                 $     16,700   $      44,658
                                                                   ============   =============
SHARE ACTIVITY:
  Shares sold                                                         7,317,309       8,275,783
  Reinvestment of distributions                                       2,540,180       3,126,554
  Shares redeemed                                                    (8,244,830)     (9,801,205)
                                                                   ------------   -------------
Net increase in number of shares                                      1,612,659       1,601,132
                                                                   ============   =============

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                               ---------------------------------
                                                                 YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,
                                                                    1996              1995
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $    45,167,610   $    39,361,888
  Net realized loss on investments                                        (740)           (5,864)
                                                               ---------------   ---------------
     Net increase in net assets resulting from operations           45,166,870        39,356,024
                                                               ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (45,170,024)      (39,360,095)
  Tax return of capital                                                 (3,388)               --
                                                               ---------------   ---------------
  Decrease in net assets from distributions to shareholders        (45,173,412)      (39,360,095)
                                                               ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                               2,044,373,614       971,797,511
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                  45,202,840        43,287,489
  Cost of shares redeemed                                       (1,843,449,040)   (1,105,699,769)
                                                               ---------------   ---------------
     Net increase (decrease) in net assets derived from
       capital share transactions                                  246,127,414       (90,614,769)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                              246,120,872       (90,618,840)
NET ASSETS -- BEGINNING OF PERIOD                                  737,407,806       828,026,646
                                                               ---------------   ---------------
NET ASSETS -- END OF PERIOD                                    $   983,528,678   $   737,407,806
                                                               ===============   ===============
Undistributed net realized loss on investments included in
  net assets at end of period                                  $        (6,604)  $        (5,864)
                                                               ===============   ===============
Undistributed net investment income included in net assets at
  end of period                                                $            --   $         2,414
                                                               ===============   ===============
SHARE ACTIVITY:
  Shares sold                                                    2,044,373,614       971,797,397
  Reinvestment of distributions                                     45,202,840        43,287,489
  Shares redeemed                                               (1,843,449,040)   (1,105,699,769)
                                                               ---------------   ---------------
Net increase (decrease) in number of shares                        246,127,414       (90,614,883)
                                                               ===============   ===============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           SMALL COMPANY FUND
                                                                    -------------------------------
                                                                                      PERIOD FROM
                                                                                   OCTOBER 23, 1995
                                                                                   (COMMENCEMENT OF
                                                                    YEAR ENDED    OPERATIONS) THROUGH
                                                                   DECEMBER 31,      DECEMBER 31,
                                                                       1996              1995
                                                                   -----------     -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $  11.42           $ 10.00
  Net investment income                                                  0.06              0.02
  Net realized gain and unrealized appreciation on
     investments and translation of assets and liabilities in
     foreign currencies                                                  2.55              1.42
                                                                     --------           -------
     Total from investment operations                                    2.61              1.44
                                                                     --------           -------
  Distributions from net investment income                              (0.06)            (0.02)
  Distributions in excess of net realized gain from
     investment transactions and foreign currencies                     (0.08)               --
                                                                     --------           -------
     Total distributions                                                (0.14)            (0.02)
                                                                     --------           -------
     Net increase in net asset value                                     2.47              1.42
                                                                     --------           -------
NET ASSET VALUE -- END OF PERIOD                                     $  13.89           $ 11.42
                                                                     ========           =======
Total Return                                                            22.83%            14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)                                    $180,840           $17,155
  Ratio of expenses to average net assets                                1.20%             1.25%*
  Ratio of expenses to average net assets**                              1.20%             1.74%*
  Ratio of net investment income to average net assets                   0.60%             1.32%*
  Ratio of net investment income to average net assets**                 0.60%             0.83%*
  Portfolio turnover                                                   136.74%             9.03%
  Average commission rate paid***                                      2.8802c               --

------------------------------------------------------
  * Ratios are annualized for periods less than one year.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 28              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         CAPITAL APPRECIATION FUND
                                    -------------------------------------------------------------------
                                                                                        PERIOD FROM
                                                                                      APRIL 15, 1992
                                                                                     (COMMENCEMENT OF
                                              YEARS ENDED DECEMBER 31,              OPERATIONS) THROUGH
                                    ---------------------------------------------      DECEMBER 31,
                                      1996       1995         1994         1993            1992
                                    --------   --------   ------------   --------   -------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  13.48   $  10.92     $  11.20     $  10.46         $ 10.00
  Net investment income                 0.21       0.23         0.18         0.26            0.10
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments      3.29       2.96        (0.28)        0.74            0.48
                                    --------   --------     --------     --------         -------
     Total from investment
       operations                       3.50       3.19        (0.10)        1.00            0.58
                                    --------   --------     --------     --------         -------
  Distributions from net
     investment income                 (0.22)     (0.23)       (0.18)       (0.26)          (0.10)
  Distributions from net realized
     gain from investment
     transactions                      (0.48)     (0.40)          --           --           (0.02)
                                    --------   --------     --------     --------         -------
     Total distributions               (0.70)     (0.63)       (0.18)       (0.26)          (0.12)
                                    --------   --------     --------     --------         -------
     Net increase (decrease) in
       net asset value                  2.80       2.56        (0.28)        0.74            0.46
                                    --------   --------     --------     --------         -------
NET ASSET VALUE -- END OF PERIOD    $  16.28   $  13.48     $  10.92     $  11.20         $ 10.46
                                    ========   ========     ========     ========         =======
Total Return                           26.14%     29.35%       (0.90%)       9.61%          10.92%*
Ratios and supplemental data:
  Net Assets, end of period (000)   $211,474   $ 81,237     $ 60,442     $ 38,926         $18,800
  Ratio of expenses to average net
     assets                             0.52%      0.54%        0.56%        0.59%           0.69%*
  Ratio of net investment income
     to average net assets              1.53%      1.89%        1.76%        2.82%           1.95%*
  Portfolio turnover                   22.19%     20.28%       11.21%       16.87%           5.01%
  Average commission rate paid**      5.8677c        --           --           --              --

------------------------------------------------------
   * Ratios and total return are annualized for periods of less than one year.

  ** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               TOTAL RETURN FUND
                                             ------------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------
                                                1996        1995       1994       1993       1992
                                             ----------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD       $    11.54   $   9.70   $  10.10   $   9.46   $   9.07
  Net investment income                            0.24       0.31       0.21       0.23       0.25
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                   2.26       2.49      (0.10)      0.79       0.48
                                             ----------   --------   --------   --------   --------
     Total from investment operations              2.50       2.80       0.11       1.02       0.73
                                             ----------   --------   --------   --------   --------
  Distributions from net investment income        (0.25)     (0.31)     (0.28)     (0.24)     (0.25)
  Distributions from net realized gain from
     investment transactions                      (0.52)     (0.65)     (0.23)     (0.14)     (0.09)
                                             ----------   --------   --------   --------   --------
     Total distributions                          (0.77)     (0.96)     (0.51)     (0.38)     (0.34)
                                             ----------   --------   --------   --------   --------
     Net increase (decrease) in net asset
       value                                       1.73       1.84      (0.40)      0.64       0.39
                                             ----------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD             $    13.27   $  11.54   $   9.70   $  10.10   $   9.46
                                             ==========   ========   ========   ========   ========
Total Return                                      21.84%     29.09%      1.07%     10.92%      8.18%
Ratios and supplemental data:
  Net Assets, end of period (000)            $1,179,876   $814,964   $534,821   $456,243   $334,917
  Ratio of expenses to average net assets          0.51%      0.51%      0.52%      0.53%      0.53%
  Ratio of net investment income to average
     net assets                                    1.99%      2.84%      2.76%      2.51%      2.69%
  Portfolio turnover                              16.18%     16.12%     12.06%      9.79%     12.48%
  Average commission rate paid*                  4.7577c        --         --         --         --

------------------------------------------------------
* Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 30              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              GOVERNMENT BOND FUND
                                              ----------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                1996       1995       1994       1993       1992
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD        $  11.36   $  10.20   $  11.26   $  10.92   $  11.24
  Net investment income                           0.69       0.71       0.69       0.71       0.98
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                 (0.32)      1.16      (1.06)      0.32      (0.14)
                                              --------   --------   --------   --------   --------
     Total from investment operations             0.37       1.87      (0.37)      1.03       0.84
                                              --------   --------   --------   --------   --------
  Distributions from net investment income       (0.69)     (0.71)     (0.69)     (0.66)     (0.93)
  Distributions from net realized gain from
     investment transactions                        --         --         --      (0.03)     (0.23)
                                              --------   --------   --------   --------   --------
     Total distributions                         (0.69)     (0.71)     (0.69)     (0.69)     (1.16)
                                              --------   --------   --------   --------   --------
     Net increase (decrease) in net asset
       value                                     (0.32)      1.16      (1.06)      0.34      (0.32)
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD              $  11.04   $  11.36   $  10.20   $  11.26   $  10.92
                                              ========   ========   ========   ========   ========
Total return                                      3.49%     18.74%    (3.23)%      9.52%      7.87%
Ratios and supplemental data:
  Net Assets, end of period (000)             $459,247   $454,016   $391,253   $433,584   $301,841
  Ratio of expenses to average net assets         0.51%      0.51%      0.51%      0.53%      0.53%
  Ratio of net investment income to average
     net assets                                   6.23%      6.45%      6.46%      5.91%      8.75%
  Portfolio turnover                             33.75%     97.05%    111.40%    175.37%     73.75%

------------------------------------------------------

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                              ----------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                1996       1995       1994       1993       1992
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Net investment income                           0.05       0.06       0.04       0.03       0.03
  Distributions from net investment income       (0.05)     (0.06)     (0.04)     (0.03)     (0.03)
                                              --------   --------   --------   --------   --------
  Net increase (decrease) in net asset value        --         --         --         --         --
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========   ========
Total Return                                      5.12%      5.66%      3.88%      2.76%      3.40%
Ratios and supplemental data:
  Net Assets, end of period (000)             $983,529   $737,408   $828,027   $351,798   $330,011
  Ratio of expenses to average net assets         0.51%      0.52%      0.54%      0.53%      0.53%
  Ratio of net investment income to average       5.00%      5.51%      4.00%      2.72%      3.36%
     net assets

------------------------------------------------------

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $5,000,000, at which time the Small Company Fund became effective and sales of shares commenced.

On January 4, 1997, the Nationwide Separate Account Trust Income Fund became effective. The Fund has not commenced operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Securities are valued at the closing price of the securities exchange on which such securities are primarily traded. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Securities not listed on an exchange or for which there were no transactions are valued at their most recent bid price, or where no prices are available, at fair market value, using procedures authorized by the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

  The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

B) MONEY MARKET

  Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND)

Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable or payable for foreign currency contracts purchased.

At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1996, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $4,334,590 and $6,604, respectively, The Government Bond Fund carry forward will expire within 6 years and the Money Market Fund carry forward will expire within 7 to 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $296,817 of net capital losses that arose during the period ended December 31, 1996, as if such losses arose on January 1, 1997.

 34              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

ORGANIZATION EXPENSES

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or discount.

EXPENSES

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.

DIVIDENDS TO SHAREHOLDERS

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

B) MONEY MARKET

  Dividends from net investment income are declared daily and paid monthly.

C) ALL FUNDS

  Net realized gains, if any, are declared and distributed at least annually.

  Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

  Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of October 31, 1995 and October 31, 1996 by the following amounts:

                                               Undistributed
                                        (distributions in excess of)     Distributions in excess of
                                               net investment                   net realized
                 10/31/95                          income                           gain                 Capital
   -----------------------------------------------------------------    ----------------------------    ---------
   Capital Appreciation Fund                     $   (1,329)                      $  1,329                     --
   Total Return Fund                               (227,335)                       227,335                     --

                 10/31/96
   -------------------------------------
   Small Company Fund                               (64,602)                        64,602                     --
   Small Company Fund                                    --                         58,538              $ (58,538)
   Money Market Fund                                  3,388                             --                 (3,388)

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earns an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

As investment manager for the Small Company Fund, NAS earns an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Consellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. For the year ended December 31, 1996, NAS collected $851,352 in fees from the Small Company Fund, and paid $483,572 in fees to the sub-investment advisors.

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.

NOTE 3 - BANK LOANS

The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required. There were no outstanding balances at December 31, 1996.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the year ended December 31, 1996 are summarized as follows:

                                       LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                    ---------------------------   ---------------------------
                                     PURCHASES        SALES        PURCHASES        SALES
                                    ------------   ------------   ------------   ------------
      Small Company Fund            $231,307,931   $ 99,827,411   $ 37,166,169   $ 35,055,079
      Capital Appreciation Fund      123,666,540     28,546,220        --             --
      Total Return Fund              345,941,418    142,341,368    241,988,061    262,126,878
      Govt. Bond Fund                 22,663,696     15,420,295    134,663,481    122,169,245
      Money Market Fund                  --             --          26,803,774        --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at December 31, 1996, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:

                                                     GROSS          GROSS          NET
                                                   UNREALIZED    UNREALIZED     UNREALIZED
                                                     GAINS         LOSSES      APPRECIATION
                                                  ------------   -----------   ------------
      Small Company Fund                          $ 19,084,551   $(5,414,368)  $ 13,670,183
      Capital Appreciation Fund                     41,832,820    (2,334,406)    39,498,414
      Total Return Fund                            304,921,518    (5,501,093)   299,420,425
      Government Bond Fund                          11,452,611    (3,167,921)     8,284,690

 36              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT